UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULES OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21757

American Independence Funds Trust
(Exact name of registrant as specified in charter)

230 Park Avenue, Suite 534, New York, NY 10169
(Address of principal executive offices)          (Zip code)

Eric M. Rubin, President, 230 Park Avenue, Suite 534, New York, NY 10169
(Name and address of agent for service)

with a copy to:
Jon S. Rand, Esq.
Dechert LLC
1095 Avenue of the Americas
New York, NY  10036-6797

Registrant's telephone number, including area code: (212) 488-1331

Date of fiscal year end:         10/31

Date of reporting period:        07/31/12

Form N-Q is to be used by registered management investment companies, other than a small business investment company registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policy making roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedules of Investments

The Schedules of Investments as of July 31, 2012 are filed herewith.

American Independence Funds	Schedule of Portfolio Investments
Stock Fund	July 31, 2012 (Unaudited)

Security Description	Shares	Value ($)
Common Stocks — 96.0%
Consumer Discretionary — 21.3%
AutoZone, Inc. (a)	10,000	3,752,300
General Motors Co. (a)	275,000	5,420,250
Johnson Controls, Inc.	173,000	4,264,450
McGraw-Hill Cos., Inc. (The)	57,000	2,676,720
Omnicom Group, Inc.	60,000	3,010,800
Staples, Inc.	370,000	4,713,800
Starbucks Corp.	45,000	2,037,600
Target Corp.	42,000	2,547,300
Tempur-Pedic International, Inc. (a)	81,000	2,307,690
Time Warner, Inc.	70,000	2,738,400
		33,469,310

Consumer Staples — 8.4%
Bunge Ltd. (b)	75,000	4,932,750
Diageo PLC - ADR (b)	20,000	2,138,000
Green Mountain Coffee Roasters, Inc. (a)	150,000	2,739,000
Imperial Tobacco Group PLC - ADR (b)	43,100	3,353,180
		13,162,930

Energy — 10.5%
Canadian Oil Sands Ltd. (b)	120,000	2,413,992
Halliburton Co.	164,000	5,433,320
Occidental Petroleum Corp.	70,300	6,118,209
Patterson-UTI Energy, Inc.	160,000	2,476,800
		16,442,321

Financials — 12.9%
Assured Guaranty, Ltd. (b)	138,000	1,653,240
Citigroup, Inc.	112,000	3,038,560
Goldman Sachs Group, Inc. (The)	41,000	4,136,900
JPMorgan Chase & Co.	96,000	3,456,000
MetLife, Inc.	70,000	2,153,900
Prudential Financial, Inc.	30,000	1,448,400
Synovus Financial Corp.	1,175,000	2,232,500
Wells Fargo & Co.	65,000	2,197,650
		20,317,150

Health Care — 11.1%
Cardinal Health, Inc.	80,000	3,447,200
Covidien PLC (b)	115,000	6,426,200
McKesson Corp.	21,000	1,905,330
Thermo Fisher Scientific, Inc.	100,000	5,567,000
		17,345,730

Industrials — 15.5%
Caterpillar, Inc.	66,000	5,557,860
Cummins, Inc.	57,000	5,466,300
General Dynamics Corp.	86,000	5,455,840
Hertz Global Holdings, Inc. (a)	300,000	3,378,000
Joy Global, Inc.	86,000	4,466,840
		24,324,840

Information Technology — 11.0%
Cisco Systems, Inc.	250,000	3,987,500

See Notes to Schedules of Portfolio Investments

American Independence Funds	Schedule of Portfolio Investments
Stock Fund	July 31, 2012 (Unaudited)

Security Description	Shares	Value ($)
Common Stocks — 96.0% (continued)
Information Technology — 11.0% (continued)
Corning, Inc.	270,000	3,080,700
EMC Corp. (a)	215,000	5,635,150
Microsoft Corp.	153,000	4,508,910
		17,212,260

Materials — 5.3%
Freeport-McMoRan Copper & Gold, Inc.	167,000	5,622,890
Kronos Worldwide, Inc.	90,000	1,522,800
Tronox Ltd., Class A (b)	48,000	1,112,160
		8,257,850
Total Common Stocks (Cost $136,944,810)		150,532,391

Total Investments (Cost $136,944,810(c)) — 96.0%		$150,532,391

Other assets in excess of liabilities — 4.0%		6,308,157

NET ASSETS — 100.0%		$156,840,548

(a) Non-income producing security.

(b) Foreign security incorporated outside the United States.

(c) See Notes to Schedules of Portfolio Investments for tax unrealized appreciation (depreciation) of securities.

Summary of Abbreviations
ADR — American Depositary Receipt

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Schedules of Portfolio Investments.

Valuation Inputs at Reporting Date:
Investments at Value	Level 1	Level 2	Level 3	Total
Common Stocks	$150,532,391	$-	$-	$150,532,391
Total Investments	$150,532,391	$-	$-	$150,532,391

See Notes to Schedules of Portfolio Investments

American Independence Funds	Schedule of Portfolio Investments
International Alpha Strategies Fund	July 31, 2012 (Unaudited)

Security Description	Shares	Value ($)
Common Stocks — 99.8%
Australia — 9.1%
AGL Energy, Ltd.	23,333	385,487
BHP Billiton, Ltd.	15,000	503,999
CFS Retail Property Trust Group	150,000	312,533
Coca-Cola Amatil, Ltd.	55,000	806,219
Commonwealth Bank of Australia	31,000	1,876,702
CSL, Ltd.	14,000	629,064
GPT Group	110,000	397,033
Telstra Corp. Ltd.	40,000	168,368
		5,079,405

Brazil — 2.3%
Cia de Bebidas das Americas	20,000	769,606
Tractebel Energia SA	30,000	537,798
		1,307,404

China — 0.7%
Bank of China Ltd., Class H	1,000,000	383,043

Denmark — 4.4%
Novo Nordisk A/S, Class B	16,000	2,474,595

Finland — 3.6%
Kone OYJ, Class B	15,000	932,882
Metso OYJ	10,000	365,640
Nokian Renkaat OYJ	5,000	200,061
Sampo OYJ, Class A	20,000	532,020
		2,030,603

France — 6.6%
Cap Gemini SA	15,000	549,754
Danone	11,000	670,295
Dassault Systemes SA	4,000	396,059
LVMH Moet Hennessy Louis Vuitton SA	3,000	452,771
Technip SA	5,000	527,586
Unibail-Rodamco SE	5,500	1,059,360
		3,655,825

Germany — 6.7%
Allianz SE	3,000	299,594
BASF SE	6,000	439,507
Deutsche Telekom AG	50,000	565,086
Fuchs Petrolub AG	10,000	503,818
Hannover Rueckversicherung AG	10,000	600,616
SAP AG	13,000	830,271
Siemens AG	6,000	510,591
		3,749,483

Hong Kong — 5.8%
Cheung Kong Holdings, Ltd.	60,000	790,074
China Mobile, Ltd.	60,000	703,793
CNOOC, Ltd.	550,000	1,115,081

See Notes to Schedules of Portfolio Investments

American Independence Funds	Schedule of Portfolio Investments
International Alpha Strategies Fund	July 31, 2012 (Unaudited)

Security Description	Shares	Value ($)
Common Stocks — 99.8% (continued)
Hong Kong — 5.8% (continued)
Sun Hung Kai Properties, Ltd.	50,000	625,185
		3,234,133

Ireland — 0.7%
Paddy Power PLC	6,000	404,926

Italy — 1.3%
Enel SpA	100,000	286,453
ENI SpA	20,000	414,779
		701,232

Japan — 15.9%
ABC-Mart, Inc.	6,000	242,766
Asahi Glass Co., Ltd.	40,000	237,132
Astellas Pharma, Inc.	9,000	429,833
Cosmo Oil Co., Ltd.	180,000	396,415
East Japan Railway Co.	15,000	964,148
Hitachi, Ltd.	100,000	595,390
Honda Motor Co., Ltd.	30,000	979,898
Lawson, Inc.	10,000	719,590
McDonald's Holdings Co., Ltd.	15,000	434,059
Mizuho Financial Group, Inc.	450,000	743,278
Nippon Yusen KK	200,000	448,143
Nissin Foods Holdings Co., Ltd.	6,000	229,859
NTT DOCOMO, Inc.	200	336,236
Oriental Land Co., Ltd.	4,000	498,848
ORIX Corp.	8,000	765,173
Sumitomo Corp.	60,000	849,680
		8,870,448

Netherlands — 1.6%
ASML Holding NV	15,000	872,291

New Zealand — 0.6%
Telecom Corp. of New Zealand Ltd.	150,000	323,916

Norway — 1.6%
Statoil ASA	38,000	909,079

Poland — 0.9%
Synthos SA	300,000	477,076

Singapore — 0.5%
Keppel Land Ltd.	100,000	276,461

South Korea — 0.9%
POSCO	1,500	483,582

Spain — 1.5%
Amadeus IT Holding SA, Class A	20,000	433,128
Inditex SA	4,000	412,956
		846,084

Sweden — 7.6%
Electrolux AB	35,000	796,486

See Notes to Schedules of Portfolio Investments

American Independence Funds	Schedule of Portfolio Investments
International Alpha Strategies Fund	July 31, 2012 (Unaudited)

Security Description	Shares	Value ($)
Common Stocks — 99.8% (continued)
Sweden — 7.6% (continued)
Investment AB Kinnevik, Class B	17,000	351,058
Swedbank AB	60,000	1,048,135
Swedish Match AB	10,000	422,288
Telefonaktiebolaget LM Ericsson, Class B	25,000	233,459
Volvo AB, Class B	110,000	1,363,415
		4,214,841

Switzerland — 5.2%
Nestle SA	20,000	1,231,163
Swiss Prime Site AG	4,000	335,213
Syngenta AG	3,800	1,299,908
		2,866,284

Taiwan — 1.8%
Far EasTone Telecommunications Co., Ltd.	300,000	756,189
Mega Financial Holding Co., Ltd.	300,000	243,561
		999,750

Thailand — 1.3%
Advanced Info Service PCL	110,000	699,078

United Kingdom — 19.2%
Amlin PLC	50,000	295,362
AstraZeneca PLC	36,000	1,684,644
British American Tobacco PLC	25,000	1,330,892
BT Group PLC	350,000	1,191,711
Carnival PLC	27,000	908,743
Catlin Group, Ltd.	60,000	407,365
GlaxoSmithKline PLC	40,000	920,401
InterContinental Hotels Group PLC	20,000	494,203
Lancashire Holdings, Ltd.	33,000	404,873
Royal Dutch Shell PLC, Class A	50,000	1,702,444
Sage Group PLC (The)	50,000	225,165
Vodafone Group PLC	200,000	572,234
Wolseley PLC	15,000	541,288
		10,679,325
Total Common Stocks (Cost $53,588,682)		55,538,864

Total Investments (Cost $53,588,682(a)) — 99.8%		$55,538,864

Other assets in excess of liabilities — 0.2%		87,584

NET ASSETS — 100.0%		$55,626,448

(a) See Notes to Schedules of Portfolio Investments for tax unrealized appreciation (depreciation) of securities.

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Schedules of Portfolio Investments.

Valuation Inputs at Reporting Date:
Investments at Value	Level 1	Level 2	Level 3	Total
Common Stocks	$55,538,864	$-	$-	$55,538,864
Total Investments	$55,538,864	$-	$-	$55,538,864

See Notes to Schedules of Portfolio Investments

American Independence Funds	Schedule of Portfolio Investments
Small Cap Growth Fund	July 31, 2012 (Unaudited)

Security Description	Shares	Value ($)
Common Stocks — 99.8%
Consumer Discretionary — 18.8%
Denny's Corp. (a)	27,052	117,947
Entravision Communications Corp., Class A	55,876	69,286
HomeAway, Inc. (a)	2,085	47,872
Jamba, Inc. (a)	74,637	204,505
Pandora Media, Inc. (a)	8,765	86,511
Red Robin Gourmet Burgers, Inc. (a)	2,920	87,162
Saks, Inc. (a)	10,370	108,159
Sotheby's	3,090	90,691
Tumi Holdings, Inc. (a)	3,840	69,312
		881,445

Consumer Staples — 2.6%
Rite Aid Corp. (a)	104,155	120,820

Energy — 6.1%
Clean Energy Fuels Corp. (a)	5,910	83,390
Newpark Resources, Inc. (a)	14,840	101,357
Poseidon Concepts Corp. (b)	7,230	101,036
		285,783

Financials — 12.8%
American Capital, Ltd. (a)	14,008	139,520
Assured Guaranty, Ltd. (b)	8,130	97,397
Epoch Holding Corp.	4,555	96,019
MGIC Investment Corp. (a)	17,005	40,982
NetSpend Holdings, Inc. (a)	12,850	113,080
Radian Group, Inc.	40,707	113,980
		600,978

Health Care — 21.7%
Affymax, Inc. (a)	8,005	129,921
Agenus, Inc. (a)	6,935	33,496
Amarin Corp. PLC - ADR (a) (b)	5,980	70,026
ARIAD Pharmaceuticals, Inc. (a)	5,145	98,424
Array BioPharma, Inc. (a)	6,730	34,592
BIOLASE, Inc. (a)	23,739	39,407
BioSante Pharmaceuticals, Inc. (a)	10,963	16,225
Biovest International, Inc. (a)	90,503	35,296
Bruker Corp. (a)	7,760	91,723
Halozyme Therapeutics, Inc. (a)	10,296	92,870
ImmunoCellular Therapeutics, Ltd. (a)	22,050	69,457
ImmunoGen, Inc. (a)	6,570	106,040
Incyte Corp. (a)	4,720	117,953
Oncothyreon, Inc. (a)	5,460	23,096
Vascular Solutions, Inc. (a)	4,695	62,631
		1,021,157

Industrials — 5.3%
Actuant Corp., Class A	4,447	126,562
Terex Corp. (a)	6,245	121,777
		248,339

See Notes to Schedules of Portfolio Investments

American Independence Funds	Schedule of Portfolio Investments
Small Cap Growth Fund	July 31, 2012 (Unaudited)

Security Description	Shares	Value ($)
Common Stocks — 99.8% (continued)
Information Technology — 22.4%
Actuate Corp. (a)	18,165	117,346
Anixter International, Inc.	1,877	106,820
Bankrate, Inc. (a)	4,610	73,530
Hackett Group, Inc. (The) (a)	22,350	105,268
IPG Photonics Corp. (a)	680	35,244
Liquidity Services, Inc. (a)	2,435	111,328
Magal Security Systems Ltd. (a) (b)	16,376	58,954
Mattson Technology, Inc. (a)	49,385	43,459
Maxwell Technologies, Inc. (a)	5,165	33,624
MKS Instruments, Inc.	4,077	107,633
Power-One, Inc. (a)	22,074	110,370
SunPower Corp. (a)	8,065	31,615
Web.com Group, Inc. (a)	7,530	116,715
		1,051,906

Materials — 5.8%
Coeur d'Alene Mines Corp. (a)	5,220	85,138
Materion Corp.	2,677	52,550
Molycorp, Inc. (a)	3,615	62,973
Stillwater Mining Co. (a)	8,352	74,166
		274,827

Telecommunication Services — 4.3%
8x8, Inc. (a)	16,185	88,532
Iridium Communications, Inc. (a)	12,545	113,658
		202,190
Total Common Stocks (Cost $4,918,299)		4,687,445

Short-Term Investment — 4.9%
Money Market Fund — 4.9%
Federated Government Obligations Fund, Institutional Shares, 0.01% (c)	228,841	228,841
Total Short-Term Investments (Cost $228,841)		228,841

Total Investments (Cost $5,147,140(d)) — 104.7%		$4,916,286

Liabilities in excess of other assets — (4.7)%		(219,030)

NET ASSETS — 100.0%		$4,697,256

(a) Non-income producing security.

(b) Foreign security incorporated outside the United States.

(c) Represents the 7 day yield at 7/31/12.

(d) See Notes to Schedules of Portfolio Investments for tax unrealized appreciation (depreciation) of securities.

Summary of Abbreviations
ADR — American Depositary Receipt

See Notes to Schedules of Portfolio Investments

American Independence Funds	Schedule of Portfolio Investments
Small Cap Growth Fund	July 31, 2012 (Unaudited)

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Schedules of Portfolio Investments.

Valuation Inputs at Reporting Date:
Investments at Value	Level 1	Level 2	Level 3	Total
Common Stocks	$4,687,445	$-	$-	$4,687,445
Short-Term Investments	228,841			228,841
Total Investments	$4,916,286	$-	$-	$4,916,286

See Notes to Schedules of Portfolio Investments

American Independence Funds	Schedule of Portfolio Investments
Large Cap Growth Fund	July 31, 2012 (Unaudited)

Security Description	Shares	Value ($)
Common Stocks — 100.7%
Consumer Discretionary — 24.0%
Bed Bath & Beyond, Inc. (a)	2,340	142,623
Coach, Inc.	1,510	74,488
Comcast Corp., Class A	7,204	234,490
Darden Restaurants, Inc.	3,472	177,697
DIRECTV, Class A (a)	2,616	129,911
Groupon, Inc. (a)	12,400	82,584
Macy's, Inc.	3,790	135,834
Nordstrom, Inc.	3,170	171,624
Sotheby's	3,430	100,670
TripAdvisor, Inc. (a)	2,915	109,050
		1,358,971

Consumer Staples — 2.8%
CVS Caremark Corp.	3,458	156,475

Energy — 7.0%
Canadian Natural Resources, Ltd. (b)	3,743	101,997
Noble Energy, Inc.	1,844	161,221
Schlumberger Ltd.	1,875	133,612
		396,830

Financials — 14.8%
Affiliated Managers Group, Inc. (a)	2,043	227,978
American Capital, Ltd. (a)	18,895	188,194
American International Group, Inc. (a)	3,550	111,009
Assured Guaranty, Ltd. (b)	9,375	112,313
CBRE Group, Inc., Class A (a)	5,535	86,235
Hartford Financial Services Group, Inc.	6,870	113,011
		838,740

Health Care — 9.6%
Bruker Corp. (a)	8,537	100,907
Celgene Corp. (a)	2,503	171,355
Gilead Sciences, Inc. (a)	3,099	168,369
Warner Chilcott PLC, Class A (a) (b)	6,170	104,890
		545,521

Industrials — 4.1%
General Electric Co.	6,618	137,324
United Rentals, Inc. (a)	3,385	97,860
		235,184

Information Technology — 29.9%
Adobe Systems, Inc. (a)	3,436	106,104
Apple, Inc. (a)	740	451,962
Bankrate, Inc. (a)	4,870	77,676
eBay, Inc. (a)	3,586	158,860
EMC Corp. (a)	6,176	161,873
Facebook, Inc., Class A (a)	4,150	90,096
Google, Inc., Class A (a)	252	159,508
MercadoLibre, Inc. (b)	1,480	98,879
Microsoft Corp.	4,972	146,525
QUALCOMM, Inc.	2,819	168,238
Skyworks Solutions, Inc. (a)	2,650	76,665
		1,696,386

See Notes to Schedules of Portfolio Investments

American Independence Funds	Schedule of Portfolio Investments
Large Cap Growth Fund	July 31, 2012 (Unaudited)

Security Description	Shares	Value ($)
Common Stocks — 100.7% (continued)
Materials — 5.9%
Allegheny Technologies, Inc.	3,084	92,613
Cliffs Natural Resources, Inc.	2,205	90,162
Molycorp, Inc. (a)	3,328	57,974
Newmont Mining Corp.	2,150	95,610
		336,359

Telecommunication Services — 0.5%
NII Holdings, Inc. (a)	4,090	27,608

Utilities — 2.1%
AES Corp. (The) (a)	10,099	121,794
Total Common Stocks (Cost $5,907,940)		5,713,868

Short-Term Investment — 0.2%
Money Market Fund — 0.2%
Federated Government Obligations Fund, Institutional Shares, 0.01% (c)	9,947	9,947
Total Short-Term Investments (Cost $9,947)		9,947

Total Investments (Cost $5,917,887(d)) — 100.9%		$5,723,815

Liabilities in excess of other assets — (0.9)%		(52,481)

NET ASSETS — 100.0%		$5,671,334

(a) Non-income producing security.

(b) Foreign security incorporated outside the United States.

(c) Represents the 7 day yield at 7/31/12.

(d) See Notes to Schedules of Portfolio Investments for tax unrealized appreciation (depreciation) of securities.

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Schedules of Portfolio Investments.

Valuation Inputs at Reporting Date:
Investments at Value	Level 1	Level 2	Level 3	Total
Common Stocks	$5,713,868	$-	$-	$5,713,868
Short-Term Investments	$9,947	$-	$-	$9,947
Total Investments	$5,723,815	$-	$-	$5,723,815

See Notes to Schedules of Portfolio Investments

American Independence Funds	Schedule of Portfolio Investments
Kansas Tax-Exempt Bond Fund	July 31, 2012 (Unaudited)

Security Description	Principal ($)	Value ($)
Municipal Bonds — 98.3%
Allen County Public Building Commission, Facilities, Revenue Bonds,
5.05%, 12/01/31, Callable 12/01/22	1,310,000	1,438,157
5.15%, 12/01/36, Callable 12/01/22	500,000	541,185
Bel Aire Public Building Commission, Facilities, Revenue Bonds, AMBAC, 4.25%, 2/01/36, Callable 2/01/15	830,000	841,371
Blue Valley Recreation Commission, COP, AGM, 3.85%, 10/01/14	500,000	528,505
Butler County Unified School District No. 385 Andover, School District, GO, UT, AGM, 5.60%, 9/01/12	1,775,000	1,775,600
Butler County Unified School District No. 385 Andover, School District, GO, UT, NATL-RE, 5.00%, 9/01/18, Callable 9/01/15	2,000,000	2,240,560
Butler County Unified School District No. 394 Rose Hill, School District, GO, UT, AGM, 3.50%, 9/01/24, Pre-Refunded 9/01/14 @100	875,000	932,199
Butler County Unified School District No. 490 El Dorado, School District, GO, UT, AGM,
5.00%, 9/01/23, Pre-Refunded 9/01/15 @100	500,000	569,790
4.05%, 9/01/27, Callable 9/01/17	630,000	694,298
Butler County Unified School District No. 490 El Dorado, School District, GO, UT, FSA,
5.00%, 9/01/24, Pre-Refunded 9/01/15 @100	690,000	786,310
5.00%, 9/01/24, Pre-Refunded 9/01/15 @100	395,000	450,134
Chisholm Creek Utility Authority, Water, Revenue Bonds, NATL-RE,
5.25%, 9/01/14, Pre-Refunded 9/01/12 @100	710,000	710,737
5.25%, 9/01/15, Pre-Refunded 9/01/12 @100	400,000	400,669
City of Abilene, GO, UT,
4.30%, 9/01/27, Callable 9/01/20	250,000	280,975
4.60%, 9/01/30, Callable 9/01/20	810,000	914,109
City of Beloit, Facilities, Revenue Bonds, 5.00%, 4/01/32, Callable 4/01/17	500,000	524,080
City of Beloit, Power, Revenue Bonds, 4.75%, 12/01/31, Callable 12/01/18	250,000	262,373
City of Burlington, Development, Revenue Bonds, XLCA, 5.25%, 4/01/23, Putable 4/01/13 @ 100 †	1,000,000	1,022,680
City of Burlington, Utilities, Revenue Bonds, NATL-RE, 5.30%, 6/01/31, Callable 6/01/14	1,195,000	1,236,562
City of Coffeyville, Power, Revenue Bonds, 4.20%, 6/01/23, Callable 6/01/17	100,000	102,010
City of Dodge City, Facilities, Revenue Bonds, AGM, 5.25%, 6/01/31, Callable 6/01/19	800,000	929,104
City of Dodge City, GO, UT, AGM, 4.25%, 9/01/29, Callable 9/01/19	835,000	928,662
City of Erie, GO, UT, 4.00%, 9/01/29, Callable 9/01/17	200,000	202,472
City of Fairway, GO, UT,
3.75%, 9/01/25, Callable 9/01/17	250,000	275,983
4.00%, 9/01/28, Callable 9/01/17	470,000	520,440
4.00%, 9/01/29, Callable 9/01/17	390,000	429,858
City of Hiawatha, GO, UT, 4.60%, 10/01/26, Pre-Refunded 10/01/14 @100	300,000	327,153
City of Horton, Power, Revenue Bonds, 4.15%, 10/01/21, Callable 10/01/19	540,000	591,397
City of Junction City, GO, UT, AGM, 4.50%, 9/01/31, Callable 9/01/20	1,000,000	1,096,350
City of La Cygne, Power, Revenue Bonds, XLCA, 4.05%, 3/01/15	382,000	403,354
City of Lansing, GO, UT, FSA, 4.45%, 9/01/22, Callable 9/01/17	395,000	442,716
City of Lawrence, Medical, Revenue Bonds,
5.38%, 7/01/16, Callable 7/01/13	1,000,000	1,036,030
5.25%, 7/01/21, Callable 7/01/16	610,000	679,833
City of Lawrence, Water, Revenue Bonds, 4.30%, 11/01/22, Callable 11/01/18	235,000	262,911
City of Leawood, GO, UT, 4.20%, 9/01/23, Callable 9/01/17	565,000	625,302
City of Lenexa, GO, UT, 4.00%, 9/01/25, Callable 9/01/14	480,000	506,174
City of Lindsborg, GO, UT, 4.60%, 10/01/29, Callable 10/01/18	600,000	649,752
City of Maize, Water, Revenue Bonds, 5.25%, 8/01/26, Callable 8/01/16	1,000,000	1,097,930
City of Manhattan, GO, UT,
4.50%, 11/01/17	400,000	471,800
3.25%, 11/01/20, Callable 11/01/19	350,000	384,069
4.10%, 11/01/26, Callable 11/01/18	415,000	453,408
3.10%, 11/01/28, Callable 11/01/22	145,000	146,907
City of McPherson KS Water System Revenue, Water, Revenue Bonds, 3.25%, 10/01/27, Callable 10/01/20	1,000,000	1,013,600
City of Newton, GO, UT, NATL-RE, 5.00%, 9/01/24, Pre-Refunded 9/01/14 @100	1,000,000	1,096,400
City of Olathe, Medical, Revenue Bonds,
5.13%, 9/01/22, Callable 9/01/17	1,315,000	1,462,043
5.25%, 9/01/25, Callable 9/01/19	540,000	614,731
4.00%, 9/01/28, Callable 9/01/21	250,000	260,435

See Notes to Schedules of Portfolio Investments

American Independence Funds	Schedule of Portfolio Investments
Kansas Tax-Exempt Bond Fund	July 31, 2012 (Unaudited)

Security Description	Principal ($)	Value ($)
Municipal Bonds — 98.3% (continued)
5.00%, 9/01/29, Callable 9/01/17	800,000	851,912
4.00%, 9/01/30, Callable 9/01/21	450,000	463,118
5.00%, 9/01/30, Callable 9/01/19	750,000	833,873
2.00%, 3/01/37, Callable 3/01/16, Puttable 3/01/17 @100 †	525,000	527,709
City of Olathe, Tax Allocation, 5.45%, 9/01/22, Callable 3/01/17	660,000	475,213
City of Oswego, GO, UT,
3.25%, 12/01/30, Callable 12/01/22	335,000	339,995
3.25%, 12/01/30, Callable 12/01/22	295,000	299,398
City of Ottawa, Education, Revenue Bonds, 5.00%, 4/15/25, Callable 4/15/19	1,510,000	1,720,509
City of Overland Park, GO, UT,
3.00%, 9/01/17	735,000	824,655
5.00%, 9/01/19, Callable 9/01/13	630,000	658,823
City of Park City, GO, UT, 5.38%, 12/01/25, Callable 12/01/19	500,000	552,960
City of Phillipsburg, Facilities, Revenue Bonds, 4.50%, 10/01/28, Callable 10/01/20	545,000	610,051
City of Pittsburg, Tax Allocation, 4.90%, 4/01/24, Callable 4/01/16	1,100,000	732,809
City of Roeland Park, Tax Allocation, 5.38%, 8/01/19, Callable 8/01/15	500,000	503,770
City of Salina KS Water & Sewage System Revenue, Utilities, Revenue Bonds, 4.38%, 10/01/28, Callable 10/01/19	115,000	127,305
City of Salina, GO, UT, 3.88%, 10/01/25, Callable 10/01/18	885,000	993,820
City of Salina, Medical, Revenue Bonds,
5.00%, 10/01/20, Callable 4/01/16	460,000	507,960
5.00%, 10/01/23, Callable 4/01/16	570,000	621,836
City of Shawnee, GO, UT, 4.00%, 12/01/25, Callable 12/01/19	370,000	423,728
City of Topeka KS Combined Utility Revenue, Utilities, Revenue Bonds,
3.38%, 8/01/32, Callable 8/01/20	1,335,000	1,340,113
3.50%, 8/01/33, Callable 8/01/20	2,285,000	2,308,855
City of Topeka, GO, UT,
3.50%, 8/15/30, Callable 8/15/17	225,000	229,268
4.00%, 8/15/30, Callable 8/15/15	2,000,000	2,062,840
4.50%, 8/15/30, Callable 8/15/19	450,000	491,616
City of Topeka, Utilities, Revenue Bonds, 4.50%, 8/01/33, Callable 8/01/19	650,000	712,823
City of Wamego, Pollution, Revenue Bonds, NATL-RE, 5.30%, 6/01/31, Callable 6/01/14	900,000	931,302
City of Wichita KS Water & Sewer Utility Revenue, Utilities, Revenue Bonds, 3.25%, 10/01/31, Callable 10/01/20	1,070,000	1,097,799
City of Wichita, GO, UT,
5.00%, 10/01/12	2,325,000	2,343,158
2.38%, 4/01/19, Callable 4/01/17	250,000	260,730
4.00%, 6/01/23, Callable 6/01/17	405,000	449,927
4.00%, 6/01/24, Callable 6/01/16	150,000	163,028
4.00%, 6/01/24, Callable 6/01/17	180,000	199,085
4.00%, 6/01/24, Callable 6/01/20	100,000	113,796
2.50%, 6/01/25, Callable 6/01/22	405,000	412,800
4.00%, 6/01/25, Callable 6/01/17	820,000	899,360
4.00%, 12/01/25, Callable 12/01/20	100,000	112,170
4.00%, 6/01/26, Callable 6/01/20	475,000	529,269
4.00%, 12/01/26, Callable 12/01/20	165,000	183,761
4.00%, 6/01/27, Callable 6/01/20	780,000	866,759
4.00%, 12/01/29, Callable 12/01/20	250,000	279,260
City of Wichita, Medical, Revenue Bonds,
5.00%, 11/15/17	200,000	229,718
4.75%, 11/15/24, Callable 11/15/19	810,000	881,620
5.25%, 11/15/24, Callable 11/15/19	2,150,000	2,431,241
5.00%, 11/15/29, Callable 11/15/21	3,070,000	3,403,893
City of Wichita, Utilities, Revenue Bonds,
5.00%, 10/01/25, Callable 10/01/21	1,000,000	1,203,530
5.00%, 10/01/28, Callable 10/01/21	2,650,000	3,151,115
City of Wichita, Water, Revenue Bonds, 5.00%, 10/01/39, Callable 10/01/19	1,000,000	1,124,550
City of Wichita, Water/Sewer, Revenue Bonds,
4.00%, 10/01/29, Callable 10/01/20	1,000,000	1,104,650
5.00%, 10/01/29, Callable 10/01/19	750,000	870,082
4.00%, 10/01/30, Callable 10/01/20	1,000,000	1,099,230
City of Wichita, Water/Sewer, Revenue Bonds, AGM, 5.00%, 10/01/32, Callable 10/01/17	500,000	559,905
City of Wichita, Water/Sewer, Revenue Bonds, AMBAC, 5.13%, 10/01/29, Callable 10/01/15 (a)	780,000	866,954

See Notes to Schedules of Portfolio Investments

American Independence Funds	Schedule of Portfolio Investments
Kansas Tax-Exempt Bond Fund	July 31, 2012 (Unaudited)

Security Description	Principal ($)	Value ($)
Municipal Bonds — 98.3% (continued)
City of Wichita, Water/Sewer, Revenue Bonds, NATL-RE FGIC,
4.70%, 10/01/12, Callable 8/31/12	320,000	321,069
5.00%, 10/01/12	1,000,000	1,007,690
5.00%, 10/01/13	800,000	843,640
5.25%, 10/01/15, Pre-Refunded 9/01/13 @100	350,000	370,108
5.00%, 10/01/16, Callable 10/01/14	500,000	547,050
5.25%, 10/01/17, Pre-Refunded 9/01/13 @100	2,300,000	2,432,135
Cloud County Public Building Commission, Revenue Bonds, 4.10%, 10/15/32, Callable 10/15/22	225,000	230,270
Coffeyville Community College, Higher Education, Revenue Bonds, 5.05%, 10/01/25, Pre-Refunded 10/01/15 @100	1,975,000	2,231,177
Coffeyville Public Building Commission, Medical, Revenue Bonds, AMBAC, 5.00%, 8/01/22, Pre-Refunded 8/01/12 @100 (a)	250,000	250,000
Colby Community College, Higher Education, COP, 5.00%, 8/01/31, Callable 8/01/16	250,000	261,588
Commonwealth of Puerto Rico, GO, UT, AGM, 5.50%, 7/01/29	125,000	153,449
County of Cherokee, COP, NATL-RE FGIC, 5.00%, 12/01/21, Callable 12/01/15	1,170,000	1,282,823
County of Douglas, GO, UT,
4.00%, 9/01/24, Callable 9/01/19	425,000	485,350
4.25%, 9/01/30, Callable 9/01/19	320,000	352,189
County of Douglas, GO, UT, AMBAC, 5.00%, 8/01/18, Pre-Refunded 8/01/13 @100 (a)	1,935,000	2,026,429
County of Ford, GO, UT, AGM, 4.25%, 9/01/22, Callable 9/01/16	250,000	271,000
County of Franklin, COP, 4.75%, 9/01/21, Callable 9/01/13	750,000	764,843
County of Johnson, GO, UT,
4.50%, 9/01/13	1,230,000	1,285,547
4.75%, 9/01/27, Callable 9/01/18	500,000	567,890
County of Neosho, Revenue Bonds, AGM,
4.00%, 10/01/18	220,000	248,514
4.00%, 10/01/19	225,000	255,524
County of Scott, GO, UT, 5.00%, 4/01/28, Callable 4/01/20	500,000	606,440
County of Sedgwick KS / County of Shawnee, Single Family Housing, Revenue Bonds, GNMA,
8.05%, 5/01/14	10,000	10,295
6.70%, 6/01/29 †	55,000	57,428
County of Sedgwick, GO, UT, 4.20%, 8/01/25, Callable 8/01/15	535,000	563,772
County of Sedgwick, Medical, Revenue Bonds,
5.00%, 8/01/25, Callable 8/01/15	500,000	530,795
5.25%, 8/01/31, Callable 8/01/15	500,000	527,145
County of Shawnee, COP,
5.00%, 9/01/22, Callable 9/01/15	1,640,000	1,788,174
5.00%, 9/01/23, Callable 9/01/15	1,840,000	2,000,503
County of Shawnee, GO, UT, 3.00%, 9/01/26, Callable 9/01/19	250,000	258,883
County of Shawnee, GO, UT, AGM, 5.00%, 9/01/19, Callable 9/01/15	700,000	767,207
Cowley County Unified School District No. 465 Winfield, School District, GO, UT, NATL-RE,
5.25%, 10/01/15, Callable 10/01/13	50,000	52,524
5.25%, 10/01/25, Pre-Refunded 10/01/13 @100	1,260,000	1,332,387
Crawford County Public Building Commission, Revenue Bonds, 5.38%, 9/01/24, Callable 9/01/19	2,300,000	2,649,117
Dodge City Community College, Higher Education, Revenue Bonds, 5.13%, 4/01/30, Callable 4/01/20	250,000	270,790
Douglas County Unified School District No. 348 Baldwin City, School District, GO, UT, 5.00%, 9/01/30, Callable 9/01/19	1,405,000	1,573,445
Douglas County Unified School District No. 491 Eudora, School District, GO, UT, AGM,
5.00%, 9/01/26, Callable 9/01/21	725,000	850,787
5.00%, 9/01/29, Callable 9/01/18	450,000	508,455
Franklin County Rural Water District No. 6, Water, Revenue Bonds, 4.00%, 5/01/27, Callable 5/01/17	200,000	204,876
Geary County Unified School District No. 475, School District, GO, UT, NATL-RE,
5.25%, 9/01/18, Callable 9/01/15	795,000	871,487
5.25%, 9/01/20, Pre-Refunded 9/01/15 @100	2,025,000	2,323,100
5.25%, 9/01/22, Pre-Refunded 9/01/15 @100	1,650,000	1,892,896
Harvey County Unified School District No. 373 Newton, School District, GO, UT, FSA, 4.80%, 9/01/18, Callable 8/31/12	635,000	637,330
Harvey County Unified School District No. 373 Newton, School District, GO, UT, NATL-RE,
5.00%, 9/01/20, Callable 9/01/18	100,000	115,723
5.00%, 9/01/22, Callable 9/01/18	1,700,000	1,936,164

See Notes to Schedules of Portfolio Investments

American Independence Funds	Schedule of Portfolio Investments
Kansas Tax-Exempt Bond Fund	July 31, 2012 (Unaudited)

Security Description	Principal ($)	Value ($)
Municipal Bonds — 98.3% (continued)
Hoisington Public Building Corp., Medical, Revenue Bonds, AMBAC, 5.00%, 11/01/23, Callable 11/01/14 (a)	1,700,000	1,799,399
Johnson & Miami Counties Unified School District No. 230 Spring Hills, School District, GO, UT, 5.25%, 9/01/29, Callable 9/01/21	1,500,000	1,778,220
Johnson County Community College District, Higher Education, Revenue Bonds, AMBAC, 5.00%, 11/15/24, Pre-Refunded 11/15/12 @100 (a)	1,000,000	1,013,670
Johnson County Park & Recreation District, COP, 5.00%, 9/01/23, Callable 9/01/13	870,000	896,926
Johnson County Park & Recreation District, Facilities, COP,
4.00%, 9/01/18	610,000	691,813
4.13%, 9/01/27, Callable 9/01/19	720,000	784,188
Johnson County Public Building Commission, Facilities, Revenue Bonds,
4.00%, 9/01/20, Callable 9/01/18	225,000	254,621
4.00%, 9/01/22, Callable 9/01/19	415,000	470,984
4.50%, 9/01/22, Callable 9/01/18	100,000	114,547
4.38%, 9/01/23, Callable 9/01/18	150,000	169,923
4.00%, 9/01/24, Callable 9/01/20	500,000	567,060
4.75%, 9/01/24, Callable 9/01/18	790,000	907,884
4.88%, 9/01/25, Callable 9/01/18	200,000	229,664
4.50%, 9/01/27, Callable 9/01/21	955,000	1,101,698
Johnson County Unified School District No. 231 Gardner - Edgerton, School District, GO, UT, 4.00%, 10/01/31, Callable 10/01/22	1,000,000	1,045,890
Johnson County Unified School District No. 231 Gardner - Edgerton, School District, GO, UT, AMBAC, 5.00%, 10/01/25, Callable 10/01/16 (a)	1,070,000	1,185,335
Johnson County Unified School District No. 231 Gardner - Edgerton, School District, GO, UT, NATL-RE FGIC, 5.00%, 10/01/23, Callable 10/01/14	1,080,000	1,147,219
Johnson County Unified School District No. 232 De Soto, School District, GO, UT, AGM,
5.25%, 9/01/20, Callable 9/01/15	1,325,000	1,482,807
5.25%, 9/01/23, Callable 9/01/15	1,000,000	1,107,590
Johnson County Unified School District No. 232 De Soto, School District, GO, UT, NATL-RE, 5.00%, 3/01/15	600,000	657,216
Johnson County Unified School District No. 232 De Soto, School District, GO, UT, NATL-RE FGIC, 4.35%, 9/01/14, Pre-Refunded 9/01/13 @100	600,000	626,526
Johnson County Unified School District No. 233 Olathe, School District, GO, UT, NATL-RE FGIC, 5.50%, 9/01/14	325,000	358,833
Johnson County Unified School District No. 512 Shawnee Mission, School District, GO, UT, 4.25%, 10/01/23, Callable 10/01/14	1,000,000	1,053,430
Johnson County Water District No. 1, Water, Revenue Bonds,
3.00%, 1/01/16	1,225,000	1,326,712
3.25%, 7/01/20, Callable 7/01/18	1,440,000	1,589,760
4.50%, 7/01/22, Callable 1/01/20	500,000	595,175
3.50%, 1/01/27, Callable 1/01/20	475,000	517,688
3.25%, 12/01/30, Callable 12/01/17	2,380,000	2,443,308
Kansas Development Finance Authority, Development, Revenue Bonds,
4.00%, 6/01/17	695,000	782,174
4.00%, 6/01/19	350,000	396,610
4.00%, 10/01/20	250,000	281,850
4.00%, 11/01/27, Callable 11/01/19	765,000	845,386
3.00%, 8/01/28, Callable 8/01/20	1,000,000	1,003,540
4.00%, 11/01/28, Callable 11/01/19	550,000	605,490
5.00%, 11/01/28, Callable 11/01/19	2,055,000	2,355,297
3.25%, 5/01/29, Callable 5/01/20	1,000,000	1,019,910
5.00%, 11/01/29, Callable 11/01/19	2,060,000	2,353,756
5.00%, 6/15/31, Callable 6/15/19	2,500,000	2,809,750
3.13%, 8/01/31, Callable 8/01/20	500,000	499,645
Kansas Development Finance Authority, Facilities, Revenue Bonds,
5.00%, 10/01/22, Callable 10/01/15	1,140,000	1,262,345
3.38%, 5/01/24, Callable 5/01/20	1,145,000	1,210,150
Kansas Development Finance Authority, Facilities, Revenue Bonds, AMBAC,
5.25%, 10/01/12 (a)	1,610,000	1,623,170
5.25%, 10/01/12 (a)	1,960,000	1,976,033
5.25%, 10/01/12 (a)	1,115,000	1,124,121
5.00%, 10/01/13, Callable 10/01/12 (a)	500,000	503,375
5.25%, 10/01/17, Callable 10/01/12 (a)	135,000	135,764

See Notes to Schedules of Portfolio Investments

American Independence Funds	Schedule of Portfolio Investments
Kansas Tax-Exempt Bond Fund	July 31, 2012 (Unaudited)

Security Description	Principal ($)	Value ($)
Municipal Bonds — 98.3% (continued)
Kansas Development Finance Authority, Facilities, Revenue Bonds, FGIC,
5.00%, 4/01/13	150,000	154,745
5.00%, 4/01/14	130,000	141,387
Kansas Development Finance Authority, Facilities, Revenue Bonds, FSA,
5.13%, 11/01/25, Callable 11/01/18	100,000	116,658
5.25%, 11/01/28, Callable 11/01/18	255,000	294,344
Kansas Development Finance Authority, Facilities, Revenue Bonds, NATL-RE,
5.00%, 5/01/13	500,000	517,535
5.00%, 5/01/16, Callable 5/01/15	205,000	227,790
5.25%, 5/01/16, Callable 8/31/12	1,275,000	1,279,182
5.25%, 11/01/21, Callable 11/01/17	250,000	290,795
5.25%, 11/01/26, Callable 11/01/17	1,200,000	1,362,480
Kansas Development Finance Authority, Facilities, Revenue Bonds, NATL-RE FGIC,
5.00%, 4/01/15	250,000	269,540
5.00%, 4/01/17, Callable 4/01/14	595,000	634,829
5.00%, 4/01/18, Callable 4/01/14	370,000	393,251
5.00%, 4/01/20, Callable 4/01/14	515,000	542,995
Kansas Development Finance Authority, Revenue Bonds,
5.00%, 7/01/31, Callable 7/01/17	2,000,000	2,213,120
4.75%, 9/01/34, Callable 9/01/19	200,000	222,840
Kansas Development Finance Authority, Higher Education, Revenue Bonds,
5.00%, 6/01/15, Callable 6/01/14	930,000	1,000,726
4.00%, 3/01/16	700,000	780,423
5.00%, 6/01/18, Callable 6/01/14	1,000,000	1,069,800
5.00%, 6/01/21, Callable 6/01/14	1,235,000	1,313,077
4.00%, 4/01/24, Callable 4/01/20	230,000	249,401
5.00%, 6/01/28, Callable 6/01/15	2,475,000	2,635,157
5.00%, 4/01/29, Callable 4/01/20	650,000	733,616
Kansas Development Finance Authority, Higher Education, Revenue Bonds, AMBAC,
5.25%, 8/01/19, Callable 8/01/13 (a)	265,000	278,178
5.25%, 8/01/19, Callable 8/01/13 (a)	145,000	152,137
5.00%, 10/01/20, Callable 4/01/13 (a)	200,000	210,320
5.00%, 5/01/21, Callable 5/01/15 (a)	2,090,000	2,280,002
5.00%, 10/01/21, Callable 4/01/13 (a)	2,545,000	2,675,431
5.00%, 10/01/21, Callable 4/01/13 (a)	205,000	213,380
Kansas Development Finance Authority, Higher Education, Revenue Bonds, NATL-RE, 4.25%, 4/01/27, Callable 4/01/15	200,000	207,694
Kansas Development Finance Authority, Higher Education, Revenue Bonds, XLCA, 5.00%, 2/01/26, Callable 2/01/16	2,000,000	2,178,920
Kansas Development Finance Authority, Medical, Revenue Bonds,
5.25%, 11/15/21, Callable 11/15/19	1,300,000	1,550,016
5.00%, 11/15/22, Callable 11/15/17	260,000	291,153
5.00%, 11/15/22, Callable 11/15/15	500,000	549,265
5.50%, 11/15/22, Callable 11/15/19	1,000,000	1,189,790
5.00%, 11/15/24, Callable 11/15/17	1,000,000	1,116,150
5.25%, 1/01/25, Callable 1/01/20	1,500,000	1,766,340
5.00%, 5/15/25, Callable 5/15/19	1,500,000	1,661,460
5.00%, 11/15/27, Callable 11/15/19	1,000,000	1,090,950
5.50%, 11/15/29, Callable 11/15/19	1,275,000	1,504,933
5.38%, 3/01/30, Callable 3/01/20	1,000,000	1,113,970
5.25%, 11/15/30, Callable 11/15/19	250,000	275,030
Kansas Development Finance Authority, Medical, Revenue Bonds, NATL-RE, 5.00%, 11/15/27, Callable 11/15/17	1,875,000	2,028,300
Kansas Development Finance Authority, Nursing Homes, Revenue Bonds, GNMA, 5.35%, 5/20/23, Callable 5/20/13	1,000,000	1,065,320
Kansas Development Finance Authority, Transportation, Revenue Bonds,
5.00%, 10/01/14	350,000	383,649
5.00%, 10/01/16	1,585,000	1,862,581
5.00%, 10/01/21, Callable 10/01/18	1,270,000	1,511,681
4.63%, 10/01/26, Callable 10/01/18	300,000	343,929
Kansas Development Finance Authority, Transportation, Revenue Bonds, NATL-RE FGIC,
5.00%, 11/01/20, Callable 11/01/16	950,000	1,095,948
5.00%, 11/01/21, Callable 11/01/16	500,000	573,025
5.00%, 11/01/22, Callable 11/01/16	200,000	227,616

See Notes to Schedules of Portfolio Investments

American Independence Funds	Schedule of Portfolio Investments
Kansas Tax-Exempt Bond Fund	July 31, 2012 (Unaudited)

Security Description	Principal ($)	Value ($)
Municipal Bonds — 98.3% (continued)
5.00%, 11/01/23, Callable 11/01/16	1,250,000	1,418,200
5.00%, 11/01/25, Callable 11/01/16	1,000,000	1,126,680
4.38%, 11/01/26, Callable 11/01/16	650,000	700,947
Kansas Development Finance Authority, Water, Revenue Bonds,
5.50%, 11/01/12	900,000	911,718
5.50%, 11/01/12	960,000	972,499
6.00%, 4/01/13	2,000,000	2,077,140
5.00%, 4/01/14	1,860,000	2,004,410
5.50%, 11/01/15	200,000	232,000
3.13%, 4/01/21, Callable 4/01/17	1,500,000	1,592,610
3.25%, 4/01/23, Callable 4/01/17	1,795,000	1,891,068
4.00%, 3/01/24, Callable 3/01/19	165,000	182,348
5.00%, 11/01/24, Callable 11/01/13	1,000,000	1,051,880
4.00%, 3/01/26, Callable 3/01/19	100,000	109,108
4.00%, 3/01/27, Callable 3/01/19	775,000	843,130
5.00%, 11/01/28, Callable 11/01/13	100,000	104,678
Kansas Independent College Finance Authority, Higher Education, Revenue Bonds, 3.95%, 10/01/21, Callable 10/01/16	500,000	512,915
Kansas Power Pool, Power, Revenue Bonds, 5.00%, 12/01/31, Callable 12/01/20	1,000,000	1,075,320
Kansas Power Pool, Utilities, Revenue Bonds, 5.00%, 12/01/23, Callable 12/01/22	200,000	228,226
Kansas Rural Water Finance Authority, Water, Revenue Bonds, 4.10%, 9/01/34, Callable 3/01/21	270,000	277,668
Kansas State Department of Transportation, Transportation, Revenue Bonds,
5.50%, 9/01/14	1,000,000	1,106,740
5.00%, 3/01/20, Callable 3/01/14	1,220,000	1,300,764
4.30%, 9/01/21, Callable 9/01/18	575,000	671,094
5.00%, 9/01/22, Callable 9/01/18	4,615,000	5,549,907
5.00%, 9/01/23, Callable 9/01/18	2,070,000	2,478,701
5.00%, 9/01/24, Callable 9/01/18	1,335,000	1,592,602
Kansas Turnpike Authority, Transportation, Revenue Bonds,
4.00%, 9/01/26, Callable 9/01/20	1,000,000	1,113,730
3.00%, 9/01/27, Callable 9/01/20	1,000,000	1,007,860
Kansas Turnpike Authority, Transportation, Revenue Bonds, AGM, 5.00%, 9/01/20, Pre-Refunded 9/01/14 @100	500,000	553,165
La Cygne Public Building Commission, Facilities, Revenue Bonds, 5.00%, 11/01/29, Callable 11/01/19	375,000	419,348
Leavenworth County Unified School District No. 453, School District, GO, UT, AGM,
5.25%, 9/01/23, Callable 9/01/19	500,000	586,910
4.75%, 3/01/25, Callable 9/01/19	535,000	599,361
Leavenworth County Unified School District No. 458, School District, GO, UT,
5.25%, 9/01/28, Callable 9/01/19	1,250,000	1,449,712
5.00%, 9/01/29, Callable 9/01/19	395,000	442,890
5.00%, 9/01/30, Callable 9/01/19	215,000	240,198
Leavenworth County Unified School District No. 464, School District, GO, UT, NATL-RE, 5.00%, 9/01/25, Pre-Refunded 9/01/15 @100	1,380,000	1,572,620
Leavenworth County Unified School District No. 464, School District, GO, UT, NATL-RE FGIC, 4.10%, 9/01/25, Callable 9/01/17	405,000	444,840
Leavenworth County Unified School District No. 469, School District, GO, UT, FGIC, 5.00%, 9/01/24, Pre-Refunded 9/01/15 @100	2,400,000	2,734,992
Lyon County Public Building Commission, Facilities, Revenue Bonds, 4.00%, 12/01/21, Callable 12/01/18	500,000	543,020
Lyon County Unified School District No. 253 Emporia, School District, GO, UT, NATL-RE FGIC, 5.00%, 9/01/12	250,000	250,256
Maize Public Building Commission, Revenue Bonds, 5.20%, 5/01/31, Callable 5/01/16	1,000,000	1,069,630
Marais Des Cygnes Public Utility Authority, Water, Revenue Bonds, AGM, 4.63%, 12/01/38, Callable 12/01/17	780,000	832,049
Miami County Unified School District No. 367 Osawatomie, School District, GO, UT, AGM, 5.00%, 9/01/25, Pre-Refunded 9/01/15 @100	1,310,000	1,492,850
Miami County Unified School District No. 416 Louisburg, School District, GO, UT, NATL-RE,
4.00%, 9/01/15	900,000	970,803
5.00%, 9/01/20, Callable 9/01/16	1,235,000	1,359,513
Mitchell County Public Building Commission, Medical, Revenue Bonds, AGM, 4.50%, 3/01/28, Callable 3/01/18	430,000	476,634
Overland Park Transportation Development District, Transportation, Revenue Bonds, 5.90%, 4/01/32, Callable 4/01/20	1,000,000	1,085,760

See Notes to Schedules of Portfolio Investments

American Independence Funds	Schedule of Portfolio Investments
Kansas Tax-Exempt Bond Fund	July 31, 2012 (Unaudited)

Security Description	Principal ($)	Value ($)
Municipal Bonds — 98.3% (continued)
Pawnee County Public Building Commission, Medical, Revenue Bonds,
4.00%, 2/15/31, Callable 2/15/22	495,000	516,137
4.40%, 2/15/36, Callable 2/15/22	500,000	518,125
Puerto Rico Electric Power Authority, Power, Revenue Bonds, NATL-RE, 5.00%, 7/01/19	1,000,000	1,129,300
Reno County Unified School District No. 308 Hutchinson, School District, GO, UT, NATL-RE,
5.00%, 9/01/16	1,000,000	1,156,830
5.00%, 9/01/25, Pre-Refunded 9/01/17 @100	200,000	243,050
Rice County Unified School District No. 376 Sterling, School District, GO, UT, AGM, 5.25%, 9/01/35, Callable 9/01/19	500,000	583,035
Rice County Unified School District No. 444, School District, GO, UT, 5.08%, 9/01/14, Callable 8/31/12	475,000	476,777
Riley County Unified School District No. 383 Manhattan-Ogden, School District, GO, UT,
5.00%, 9/01/23, Callable 9/01/19	1,000,000	1,236,450
5.00%, 9/01/27, Callable 9/01/18	1,350,000	1,603,624
Scott County Unified School District No. 466 Scott City, School District, GO, UT, FGIC, 5.25%, 9/01/17, Pre-Refunded 9/01/12 @100	400,000	400,740
Sedgwick County Public Building Commission, Facilities, Revenue Bonds,
4.00%, 8/01/15, Pre-Refunded 8/01/14 @100	500,000	536,865
5.00%, 8/01/23, Callable 8/01/18	390,000	459,401
5.00%, 8/01/24, Callable 8/01/18	100,000	117,361
4.13%, 8/01/26, Callable 8/01/16	500,000	536,615
5.25%, 8/01/26, Callable 8/01/18	130,000	153,916
5.25%, 8/01/28, Callable 8/01/18	800,000	942,232
Sedgwick County Public Building Commission, Revenue Bonds, 4.00%, 8/01/30, Callable 8/01/21	415,000	452,288
Sedgwick County Unified School District No. 259 Wichita, School District, GO, UT,
5.00%, 10/01/20, Callable 10/01/18	150,000	180,783
5.00%, 10/01/21, Callable 10/01/18	1,000,000	1,191,590
Sedgwick County Unified School District No. 261 Haysville, School District, GO, UT, AGM,
4.00%, 11/01/13	500,000	522,000
5.00%, 11/01/19, Callable 11/01/17	1,000,000	1,164,330
5.00%, 11/01/23, Callable 11/01/17	200,000	226,000
Sedgwick County Unified School District No. 262 Valley Center, School District, GO, UT, AGM, 5.00%, 9/01/24, Callable 9/01/18	745,000	853,919
Sedgwick County Unified School District No. 265 Goddard, School District, GO, UT, AGC,
4.50%, 10/01/23, Callable 10/01/18	100,000	112,262
4.50%, 10/01/24, Callable 10/01/18	250,000	279,288
Sedgwick County Unified School District No. 266 Maize, School District, GO, UT, NATL-RE,
5.00%, 9/01/16	150,000	173,330
5.00%, 9/01/17	100,000	118,231
5.00%, 9/01/19, Callable 9/01/17	500,000	576,255
Shawne County Unified School District No. 437 Auburn - Washburn, School District, GO, UT,
3.95%, 9/01/27, Callable 9/01/20	795,000	911,372
3.95%, 9/01/28, Callable 9/01/20	825,000	941,795
Shawne County Unified School District No. 501 Topeka, School District, GO, UT, AGM, 5.00%, 8/01/13	1,000,000	1,047,460
Shawnee County Unified School District No. 450 Shawnee Heights, School District, GO, UT, AGM, 4.25%, 9/01/21, Callable 9/01/15	580,000	614,301
Topeka Public Building Commission, Facilities, Revenue Bonds, NATL-RE,
5.00%, 6/01/13	1,140,000	1,181,929
5.00%, 6/01/27, Callable 6/01/18	2,355,000	2,782,268
University of Kansas Hospital Authority, Medical, Revenue Bonds, 5.00%, 9/01/21, Callable 9/01/16	1,075,000	1,191,326
University of Kansas Hospital Authority, Medical, Revenue Bonds, GO,
5.25%, 9/01/13, Pre-Refunded 9/01/12 @100	450,000	450,085
6.00%, 9/01/16, Pre-Refunded 9/01/12 @100	1,120,000	1,121,430
5.63%, 9/01/27, Pre-Refunded 9/01/12 @100	275,000	275,509
5.63%, 9/01/32, Pre-Refunded 9/01/12 @100	1,100,000	1,103,422
Wyandotte County Unified School District No. 202 Turner, School District, GO, UT, AMBAC, 5.00%, 9/01/13 (a)	1,000,000	1,047,300
Wyandotte County Unified School District No. 204 Bonner Springs-Edwardsville, School District, GO, UT, NATL-RE FGIC,
5.00%, 9/01/24, Pre-Refunded 9/01/15 @100	530,000	603,977
5.00%, 9/01/24, Callable 9/01/15	470,000	516,013
Wyandotte County Unified School District No. 500 Kansas City, School District, GO, UT, AGM,

See Notes to Schedules of Portfolio Investments

American Independence Funds	Schedule of Portfolio Investments
Kansas Tax-Exempt Bond Fund	July 31, 2012 (Unaudited)

Security Description	Principal ($)	Value ($)
Municipal Bonds — 98.3% (continued)
5.50%, 9/01/16, Pre-Refunded 9/01/12 @100	300,000	300,490
5.25%, 9/01/15, Pre-Refunded 9/01/13 @100	1,000,000	1,073,840
Wyandotte County-Kansas City Unified Government, 5.00%, 9/01/24, Callable 3/01/19	800,000	937,536
Wyandotte County-Kansas City Unified Government, Facilities, GO, UT, 4.00%, 8/01/31, Callable 8/01/22	930,000	1,020,749
Wyandotte County-Kansas City Unified Government, Facilities, Revenue Bonds, NATL-RE, 6.00%, 5/01/15, Callable 8/31/12	1,975,000	1,982,011
Wyandotte County-Kansas City Unified Government, GO, UT,
5.00%, 8/01/29, Callable 8/01/20	1,000,000	1,204,240
4.00%, 8/01/30, Callable 8/01/20	500,000	547,210
Wyandotte County-Kansas City Unified Government, Multi-Family Housing, Revenue Bonds, 4.75%, 8/01/34, Callable 9/01/12, Putable 8/01/14 @ 100	2,305,000	2,366,267
Wyandotte County-Kansas City Unified Government, Revenue Bonds,
4.60%, 10/01/16	150,000	151,008
5.00%, 12/01/21, Callable 6/01/16	815,000	845,668
4.88%, 10/01/28, Callable 10/01/16	475,000	464,835
Wyandotte County-Kansas City Unified Government, Utilities, Revenue Bonds,
4.25%, 9/01/23, Callable 3/01/20	500,000	550,620
5.00%, 9/01/27, Callable 9/01/21	1,300,000	1,500,772
Wyandotte County-Kansas City Unified Government, Utilities, Revenue Bonds, AGM, 5.00%, 9/01/24, Callable 9/01/14	470,000	506,434
Wyandotte County-Kansas City Unified Government, Utilities, Revenue Bonds, NATL-RE, 4.50%, 9/01/28, Callable 8/31/12	1,540,000	1,541,078
Total Municipal Bonds (Cost $284,051,475)		303,710,261

	Shares
Short-Term Investments — 1.1%
Money Market Funds — 1.1%
BMO Tax-Free Money Market Fund, Class I, 0.23% (b)	500,000	500,000
Federated Tax-Free Obligations Fund, Institutional Shares, 0.03% (b)	2,692,073	2,977,814
Total Short-Term Investments (Cost $3,477,814)		3,477,814

Total Investments (Cost $287,529,289(c)) — 99.4%		$307,188,075

Other assets in excess of liabilities — 0.6%		1,838,043

NET ASSETS — 100.0%		$309,026,118

† Variable or floating rate security. The rate reflected on the Schedule of Portfolio Investments is the rate in effect at 7/31/12.

(a) This bond is covered by insurance issued by Ambac Assured Corporation ("AMBAC"). On November 8, 2010, Ambac Financial Group, Inc., the holding company of AMBAC, announced that it had filed for Chapter 11 bankruptcy protection. The impact that this event may have on the ability of AMBAC to guarantee timely payment of principal and interests on these bonds when they fall due is not known at this time.

(b) Represents the 7 day yield at 7/31/12.

(c) See Notes to Schedules of Portfolio Investments for tax unrealized appreciation (depreciation) of securities.

Summary of Abbreviations
AGC — Assured Guaranty Corp.
AGM — Assured Guaranty Municipal Corp.
AMBAC — Insured by American Municipal Bond Assurance Corp.
COP — Certificate of Participation
FGIC — Insured by Financial Guaranty Insurance Corp.
FSA — Insured by Assured Guaranty Municipal (formerly Federal Security Assurance)
GNMA — Government National Mortgage Association
GO — General Obligation
NATL-RE — National Public Finance Guaranty Corp. (formerly MBIA)
UT — Unlimited Tax
XLCA — Insured by XL Capital Assurance

See Notes to Schedules of Portfolio Investments

American Independence Funds	Schedule of Portfolio Investments
Kansas Tax-Exempt Bond Fund	July 31, 2012 (Unaudited)

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Schedules of Portfolio Investments.

Valuation Inputs at Reporting Date:
Investments at Value	Level 1	Level 2	Level 3	Total
Municipal Bonds	$-	$303,710,261	$-	$303,710,261
Short-Term Investments	3,477,814	-	-	3,477,814
Total Investments	$3,477,814	$303,710,261	$-	$307,188,075

See Notes to Schedules of Portfolio Investments

American Independence Funds	Schedule of Portfolio Investments
Strategic Income Fund	July 31, 2012 (Unaudited)

Security Description	Principal ($)	Value ($)
Asset-Backed Securities — 9.4%
AEP Texas Central Transition Funding LLC, Series 2012-1, Class A1, 0.88%, 12/01/18	1,250,000	1,258,831
Ally Master Owner Trust, Series 2011-4, Class A2, 1.54%, 9/15/16	500,000	506,371
Avis Budget Rental Car Funding AESOP LLC, Series 2011-2A, Class A, 2.37%, 11/20/14 (d)	1,000,000	1,022,133
Ford Credit Auto Owner Trust, Series 2012-A, Class A3, 0.84%, 8/15/16	750,000	754,595
GMAC Mortgage Corp. Loan Trust, Series 2001-HE3, Class A2, 0.81%, 3/25/27 Demand Date 8/27/12 † (a)	11,165	9,150
Honda Auto Receivables Owner Trust, Series 2012-1, Class A3, 0.77%, 1/15/16	1,000,000	1,005,466
Merrill Lynch Mortgage Investors, Inc., Series 2003-A2, Class 2A2, 2.24%, 2/25/33, Callable 2/25/30 †	20,346	20,422
Residential Funding Mortgage Securities II, Inc., Series 2003-HS3, Class A2B, 0.54%, 8/25/33, Demand Date 8/27/12 † (a)	15,868	11,938
SLM Student Loan Trust,
Series 2010-1, Class A, 0.65%, 3/25/25, Demand Date 8/27/12 † (a)	1,319,291	1,322,114
Series 2011-2, Class A1, 0.85%, 11/25/27, Demand Date 8/27/12 † (a)	773,695	777,971
Total Asset-Backed Securities (Cost $6,675,842)		6,688,991

Collateralized Mortgage Obligations — 12.9%
Banc of America Mortgage Securities, Inc., Series 2002-G, Class 2A1, 2.69%, 7/20/32, Callable 8/20/12 †	1,053	930
Fannie Mae REMICS,
Series 1993-9, Class FB, 1.65%, 1/25/23, Demand Date 8/25/12 † (a)	1,086,379	1,117,264
Series 1999-53, Class FA, 0.75%, 10/25/19, Demand Date 8/25/12 † (a)	819,674	827,240
Series 2002-62, Class FP, 1.45%, 11/25/32, Demand Date 8/25/12 † (a)	1,640,170	1,681,887
Series 2003-1, Class PG, 5.50%, 9/25/31	75,299	75,441
Freddie Mac REMICS,
Series 1689, Class F, 0.90%, 3/15/24, Demand Date 8/15/12 † (a)	764,621	774,986
Series 1689, Class FG, 0.90%, 3/15/24, Demand Date 8/15/12 † (a)	303,469	307,583
Series 2649, Class FU, 0.80%, 7/15/33, Demand Date 8/15/12 † (a)	666,361	671,696
Series 2693, Class PD, 4.50%, 4/15/17	216,137	217,639
Series 3371, Class FA, 0.85%, 9/15/37, Demand Date 8/15/12 † (a)	1,701,585	1,715,448
GSR Mortgage Loan Trust, Series 2004-4, Class B1, 2.78%, 4/25/32, Callable 8/25/12 †	1,269,640	279,952
Sequoia Mortgage Trust,
Series 2012-1, Class 2A1, 3.47%, 1/25/42, Callable 1/25/24 †	453,988	468,198
Series 2012-2, Class A2, 3.50%, 4/25/42 †	824,902	866,893
Wells Fargo Mortgage Backed Securities Trust, Series 2004-2, Class A1, 5.00%, 2/25/19, Callable 1/25/13	130,956	134,137
Total Collateralized Mortgage Obligations (Cost $10,038,172)		9,139,294

Commercial Mortgage-Backed Securities — 0.7%
Nomura Asset Securities Corp., Series 1998-D6, Class A3, 7.26%, 3/15/30 †	500,000	512,995
Total Commercial Mortgage-Backed Securities (Cost $513,731)		512,995

Corporate Bonds — 58.2%
Consumer Discretionary — 8.1%
Anheuser-Busch InBev Worldwide, Inc., 0.80%, 7/15/15	525,000	527,374
Comcast Corp., 5.30%, 1/15/14	750,000	798,623
Delta Air Lines 2012-1 Class A Pass-Through Trust, 4.75%, 5/07/20	1,000,000	1,000,000
Johnson Controls, Inc., 1.75%, 3/01/14	1,050,000	1,069,865
Macy's Retail Holdings, Inc., 7.88%, 7/15/15	650,000	767,785
Time Warner Cable, Inc., 7.50%, 4/01/14	750,000	830,968
Walt Disney Co. (The), 1.13%, 2/15/17	750,000	757,412
		5,752,027

Consumer Staples — 2.0%
Kellogg Co., 1.13%, 5/15/15	850,000	858,409
Procter & Gamble Co. (The), 3.15%, 9/01/15	500,000	538,584
		1,396,993

Energy — 8.2%
BP Capital Markets PLC, 3.88%, 3/10/15 (b)	775,000	836,156

See Notes to Schedules of Portfolio Investments

American Independence Funds	Schedule of Portfolio Investments
Strategic Income Fund	July 31, 2012 (Unaudited)

Security Description	Principal ($)	Value ($)
Corporate Bonds — 58.2% (continued)
Energy — 8.2% (continued)
Kinder Morgan Energy Partners LP, 5.00%, 12/15/13	750,000	791,096
Petrobras International Finance Co., 3.88%, 1/27/16 (b)	1,000,000	1,044,587
SeaRiver Maritime, Inc., 1.17%, 9/01/12, Callable 8/31/12 (c)	1,181,000	1,179,170
Total Capital International SA, 1.50%, 2/17/17 (b)	750,000	762,510
TransCanada PipeLines Ltd., 0.88%, 3/02/15 (b)	650,000	654,486
Transocean, Inc., 5.05%, 12/15/16 (b)	500,000	554,123
		5,822,128

Financials — 21.8%
Allstate Life Global Funding Trusts, 5.38%, 4/30/13	1,000,000	1,037,151
American Express Credit Corp., 1.75%, 6/12/15	800,000	819,714
American International Group, Inc., 4.25%, 9/15/14	650,000	679,888
Bank of New York Mellon Corp. (The), 1.20%, 2/20/15, Callable 1/20/15	650,000	659,445
BB&T Corp. 2.15%, 3/22/17, Callable 2/22/17	750,000	774,322
Capital One Financial Corp., 2.15%, 3/23/15	750,000	762,268
Caterpillar Financial Services Corp., 1.10%, 5/29/15	700,000	710,074
Citigroup, Inc., 5.50%, 10/15/14	1,000,000	1,068,808
Export-Import Bank of Korea, 4.00%, 1/11/17 (b)	500,000	538,234
Ford Motor Credit Co. LLC, 3.88%, 1/15/15	650,000	673,426
General Electric Capital Corp., 1.09%, 4/07/14, Demand Date 10/9/12 † (a)	1,100,000	1,101,258
HSBC Holdings PLC, 5.25%, 12/12/12 (b)	1,000,000	1,015,566
JPMorgan Chase & Co., 1.22%, 5/02/14, Demand Date 9/17/12 † (a)	1,000,000	1,004,414
Metropolitan Life Global Funding I, 5.13%, 4/10/13 (d)	1,000,000	1,030,977
Morgan Stanley, 0.76%, 1/09/14, Demand Date 10/9/12 † (a)	500,000	483,271
NASDAQ OMX Group, Inc. (The), 5.25%, 1/16/18	335,000	361,864
Toyota Motor Credit Corp., 1.00%, 2/17/15	1,000,000	1,010,949
WCI Finance LLC / WEA Finance LLC, 5.40%, 10/01/12 (d)	750,000	755,604
Wells Fargo & Co., 1.25%, 2/13/15	1,000,000	1,004,102
		15,491,335

Health Care — 2.9%
Genzyme Corp., 3.63%, 6/15/15	1,000,000	1,080,934
Teva Pharmaceutical Finance IV LLC, 1.70%, 11/10/14	1,000,000	1,020,268
		2,101,202

Industrials — 1.9%
L-3 Communications Corp., 6.38%, 10/15/15, Callable 8/31/12	238,000	243,653
Union Pacific Corp., 5.45%, 1/31/13	500,000	512,068
United Technologies Corp., 1.20%, 6/01/15	600,000	609,993
		1,365,714

Information Technology — 2.5%
Hewlett-Packard Co., 3.00%, 9/15/16	1,000,000	1,029,237
Xerox Corp., 1.87%, 9/13/13, Demand Date 9/13/12 † (a)	750,000	755,190
		1,784,427

Materials — 4.3%
ArcelorMittal, 4.50%, 2/25/17 (b)	550,000	545,027
Ball Corp., 7.38%, 9/01/19, Callable 9/01/14	750,000	836,250
BHP Billiton Finance USA Ltd., 1.63%, 2/24/17 (b)	700,000	715,050
Teck Resources Ltd., 10.25%, 5/15/16, Callable 5/15/13 (b)	850,000	939,991
		3,036,318

Telecommunication Services — 2.6%
Cellco Partnership / Verizon Wireless Capital LLC, 5.55%, 2/01/14	750,000	802,305

See Notes to Schedules of Portfolio Investments

American Independence Funds	Schedule of Portfolio Investments
Strategic Income Fund	July 31, 2012 (Unaudited)

Security Description	Principal ($)	Value ($)
Corporate Bonds — 58.2% (continued)
Telecommunications Services,— 8.2% (continued)
Verizon Communications, Inc., 5.25%, 4/15/13	1,000,000	1,033,517
		1,835,822

Utilities — 3.9%
Hydro Quebec, 1.38%, 6/19/17 (b)	750,000	758,265
Indiana Michigan Power Co., 6.38%, 11/01/12	1,100,000	1,115,399
MidAmerican Energy Holdings Co., 5.00%, 2/15/14	850,000	905,050
		2,778,714
Total Corporate Bonds (Cost $40,867,177)		41,364,680

International Government Bonds — 1.1%
Canadian Bonds — 1.1%
Province of Ontario Canada, 0.95%, 5/26/15 (b)	800,000	807,912
Total International Government Bonds (Cost $799,832)		807,912

Taxable Municipal Bonds — 0.9%
California — 0.4%
State of California, 5.65%, 4/01/39, Demand Date 4/1/13 † (a)	300,000	310,551

Pennsylvania — 0.5%
Pennsylvania Higher Education Assistance Agency, 0.84%, 9/01/43, Callable 9/12/12 † (e) (f)	400,000	352,800
Total Taxable Municipal Bonds (Cost $708,201)		663,351

U.S. Government Agency Pass-Through Securities — 16.2%
Federal Home Loan Mortgage Corporation — 3.2%
3.50%, Pool #J13795, 12/01/25	433,720	458,876
4.00%, Pool #J15482, 5/01/26	874,508	931,780
5.50%, Pool #G01938, 9/01/35	798,194	876,571
		2,267,227

Federal National Mortgage Association — 9.6%
5.14%, Pool #873277, 1/01/16	468,723	516,784
2.69%, Pool #466236, 10/01/17	775,000	824,786
5.00%, Pool #981257, 5/01/23	668,466	723,655
3.50%, Pool #AE3066, 9/01/25	983,016	1,045,868
3.50%, Pool #AH0969, 12/01/25	511,467	544,169
3.50%, Pool #AH9377, 4/01/26	278,458	296,262
3.50%, Pool #AB3298, 7/01/26	347,924	370,170
3.00%, Pool #AB4998, 4/01/27	1,465,997	1,548,552
5.50%, Pool #725598, 7/01/34	847,441	936,348
		6,806,594

Government National Mortgage Association — 3.4%
6.50%, Pool #781931, 5/15/35	1,466,625	1,694,150
6.00%, Pool #677226, 8/15/38	636,935	720,488
		2,414,638

Small Business Administration — 0.0% (g)
4.48%, Pool #502966, 5/25/15, Demand Date 10/1/12 † (a)	6,208	6,257
Total U.S. Government Agency Pass-Through Securities (Cost $11,381,699)		11,494,716

See Notes to Schedules of Portfolio Investments

American Independence Funds	Schedule of Portfolio Investments
Strategic Income Fund	July 31, 2012 (Unaudited)

	Shares or Principal ($)	Value ($)
Short-Term Investments — 0.8%
Money Market Fund — 0.8%
Dreyfus Cash Management, Institutional Shares, 0.09% (h)	556,568	556,568
Total Short-Term Investments (Cost $556,568)		556,568

Total Investments (Cost $71,541,222(i)) — 100.2%		$71,228,507

Liabilities in excess of other assets — (0.2)%		(127,876)

NET ASSETS — 100.0%		$71,100,631

† Variable or floating rate security. The rate reflected on the Schedule of Portfolio Investments is the rate in effect at 7/31/12.

(a) The demand date is either (i) that date at which the security next resets its coupon rate or (ii) the put date. The demand date, and not the stated maturity date, is the date used to determine the average maturity for the Fund.

(b) Foreign security incorporated outside the United States.

(c) Each issue shows the rate of discount at the time of purchase.

(d) Represents a restricted security purchase under rule 144A which is exempt from registration under the Securities Act of 1933, as amended. These securities are considered illiquid, the total aggregate value of which is $2,808,714, or 3.95% of net assets.

(e) Security is valued in good faith under the procedures established by the Board of Trustees. The aggregate amount of the securities fair value is $352,800, which represents 0.5% net assets.

(f) Auction Rate Security (ARS) sold through a dutch auction at an interest rate that will clear the market at the lowest yield possible.  Beginning in 2008, the auctions for these securities failed and there have been no successful auctions since that time.

(g) Amount rounds to less than 0.05%..

(h) Represents the 7 day yield at 7/31/12.

(i) See Notes to Schedules of Portfolio Investments for tax unrealized appreciation (depreciation) of securities.

Summary of Abbreviations
REMIC — Real Estate Mortgage Investment Conduit

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Schedules of Portfolio Investments.

Valuation Inputs at Reporting Date:
Investments at Value	Level 1	Level 2	Level 3	Total
Asset-Backed Securities	$-	$6,688,991	$-	$6,688,991
Collateralized Mortgage Obligations	-	9,139,294	-	9,139,294
Commercial Mortgage-Backed Securities	-	512,995	-	512,995
Corporate Bonds	-	41,364,680	-	41,364,680
International Government Bonds	-	807,912	-	807,912
Taxable Municipal Bonds	-	310,551	352,800	663,351
U.S. Government Agencies	-	11,494,716	-	11,494,716
Short-Term Investments	556,568	-	-	556,568
Total Investments	$556,568	$70,319,139	$352,800	$71,228,507

See Notes to Schedules of Portfolio Investments

American Independence Funds	Schedule of Portfolio Investments
Strategic Income Fund	July 31, 2012 (Unaudited)

Following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining value:

Balance as of October 31, 2011	$352,800
Balance as of July 31, 2012	$352,800

See Notes to Schedules of Portfolio Investments

American Independence Funds	Schedule of Portfolio Investments
Core Plus Fund	July 31, 2012 (Unaudited)

Security Description	Principal ($)	Value ($)
Collateralized Mortgage Obligations — 1.1%
Credit Suisse First Boston Mortgage Securities Corp., Series 2004-AR5, Class 10A1, 2.73%, 6/25/34, Callable 12/25/15 †	56,933	56,363
Fannie Mae REMICS,
Series 1994-77, Class FB, 1.75%, 4/25/24, Demand Date 8/25/12 † (a)	64,807	66,808
Series 2002-44, Class FJ, 1.25%, 4/25/32, Demand Date 8/25/12 † (a)	74,539	76,342
Series 2002-60, Class FV, 1.25%, 4/25/32, Demand Date 8/25/12 † (a)	60,320	61,534
Series 2002-66, Class FG, 1.25%, 9/25/32, Demand Date 8/25/12 † (a)	67,788	69,136
Series 2002-69, Class FA, 1.25%, 10/25/32, Demand Date 8/25/12 † (a)	62,896	64,145
Series 2003-106, Class FA, 1.15%, 11/25/33, Demand Date 8/25/12 † (a)	39,075	39,808
Series 2007-88, Class FW, 0.80%, 9/25/37, Demand Date 8/25/12 † (a)	58,933	59,438
Fannie Mae Whole Loan, Series 2004-W8, Class 3A, 7.50%, 6/25/44, Callable 11/25/21	92,724	110,487
Freddie Mac REMICS, Series 1382, Class KA, 1.40%, 10/15/22, Demand Date 8/15/12 † (a)	62,491	62,512
Residential Accredit Loans, Inc., Series 2003-QS5, Class A1, 0.70%, 3/25/18, Demand Date 8/25/12 † (a)	57,509	55,880
WaMu Mortgage Pass-Through Certificates, Series 2003-AR1, Class A6, 2.12%, 3/25/33, Callable 8/25/12 †	74,355	74,185
Total Collateralized Mortgage Obligations (Cost $781,002)		796,638

Commercial Mortgage-Backed Securities — 2.2%
Citigroup Commercial Mortgage Trust, Series 2006-C5, Class A4, 5.43%, 10/15/49	320,000	367,520
Commercial Mortgage Pass-Through Certificates, Series 2006-C7, Class A4, 5.75%, 6/10/46 †	200,000	227,420
Credit Suisse First Boston Mortgage Securities Corp., Series 2004-C5, Class A4, 4.83%, 11/15/37	170,000	182,758
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2006-CB17, Class A4, 5.43%, 12/12/43	725,000	823,938
Total Commercial Mortgage-Backed Securities (Cost $1,476,167)		1,601,636

Corporate Bonds — 42.0%
Consumer Discretionary — 6.9%
Anheuser-Busch InBev Worldwide, Inc., 4.13%, 1/15/15	640,000	692,908
Constellation Brands, Inc., 7.25%, 5/15/17	660,000	764,775
Hanesbrands, Inc., 8.00%, 12/15/16, Callable 12/15/13	660,000	736,725
Limited Brands, Inc., 6.63%, 4/01/21	650,000	725,562
Macy's Retail Holdings, Inc., 7.88%, 7/15/15	625,000	738,255
Royal Caribbean Cruises, Ltd., 6.88%, 12/01/13 (b)	675,000	713,812
Yum! Brands, Inc., 6.25%, 3/15/18	450,000	541,511
		4,913,548

Consumer Staples — 0.8%
CVS Caremark Corp., 5.75%, 6/01/17	500,000	598,544

Energy — 3.6%
BP Capital Markets PLC, 3.13%, 10/01/15 (b)	725,000	775,979
Denbury Resources, Inc., 8.25%, 2/15/20, Callable 2/15/15	500,000	565,000
Peabody Energy Corp., 7.38%, 11/01/16	625,000	690,625
Petrobras International Finance Co., 3.88%, 1/27/16 (b)	500,000	522,294
		2,553,898

Financials — 17.6%
American Express Credit Corp., 7.30%, 8/20/13	825,000	881,074
Bank of America Corp., 7.38%, 5/15/14	725,000	786,974
Bear Stearns Cos. LLC (The), 7.25%, 2/01/18	625,000	773,918
Berkshire Hathaway, Inc., 3.20%, 2/11/15	500,000	533,729
Boston Properties LP, 5.63%, 11/15/20, Callable 8/15/20	650,000	768,275
Citigroup, Inc., 4.75%, 5/19/15	500,000	529,957
First Horizon National Corp., 5.38%, 12/15/15	660,000	705,119
General Electric Capital Corp., 6.75%, 3/15/32	650,000	845,743
Goldman Sachs Group, Inc. (The), 5.75%, 10/01/16	600,000	659,333
Health Care REIT, Inc., 4.70%, 9/15/17	670,000	722,908
International Lease Finance Corp., 5.63%, 9/20/13	360,000	372,600

See Notes to Schedules of Portfolio Investments

American Independence Funds	Schedule of Portfolio Investments
Core Plus Fund	July 31, 2012 (Unaudited)

Security Description	Principal ($)	Value ($)
Corporate Bonds — 42.0% (continued)
Financials — 17.6% (continued)
KeyBank NA, 4.95%, 9/15/15	650,000	702,217
Lazard Group LLC, 6.85%, 6/15/17	635,000	713,617
Morgan Stanley, 5.30%, 3/01/13	600,000	612,562
Regions Financial Corp., 7.75%, 11/10/14	660,000	727,650
SLM Corp., 5.38%, 1/15/13	350,000	356,138
Wells Fargo & Co., 3.75%, 10/01/14	1,000,000	1,058,771
Willis North America, Inc., 6.20%, 3/28/17	420,000	474,590
Zions Bancorporation, 7.75%, 9/23/14	350,000	381,555
		12,606,730

Industrials — 3.0%
Ball Corp., 5.00%, 3/15/22	665,000	704,069
Ford Motor Credit Co. LLC, 7.00%, 4/15/15	650,000	724,750
Sealed Air Corp., 7.88%, 6/15/17, Callable 6/15/13	660,000	716,100
		2,144,919

Materials — 3.0%
ArcelorMittal, 3.75%, 2/25/15 (b)	210,000	212,477
Dow Chemical Co. (The), 7.60%, 5/15/14	500,000	556,430
LyondellBasell Industries NV, 5.00%, 4/15/19, Callable 1/15/19 (b)	575,000	626,750
Rock-Tenn Co., 4.45%, 3/01/19 (c)	280,000	296,159
Vale Overseas, Ltd., 6.25%, 1/23/17 (b)	400,000	458,587
		2,150,403

Telecommunication Services — 5.0%
America Movil SAB de CV, 5.63%, 11/15/17 (b)	450,000	536,952
CCO Holdings LLC / CCO Holdings Capital Corp., 7.88%, 4/30/18, Callable 4/30/13	625,000	685,157
Crown Castle International Corp., 7.13%, 11/01/19, Callable 11/01/14	660,000	727,650
CSC Holdings LLC, 8.63%, 2/15/19	600,000	706,500
DIRECTV Holdings LLC / DIRECTV Financing Co., Inc., 3.50%, 3/01/16	350,000	373,510
Virgin Media Secured Finance PLC, 6.50%, 1/15/18, Callable 1/15/14 (b)	500,000	552,500
		3,582,269

Utilities — 2.1%
Calpine Corp., 7.25%, 10/15/17, Callable 10/15/13 (c)	675,000	734,062
Rockies Express Pipeline LLC, 6.25%, 7/15/13 (c)	700,000	722,750
		1,456,812
Total Corporate Bonds (Cost $28,715,581)		30,007,123

Mortgage Derivatives - IO STRIPS — 0.1%
Fannie Mae Interest Strip,
Series 386, Class 1, 5.00%, 11/25/37	359,805	47,480
Series 386, Class 2, 5.00%, 11/25/37	295,746	40,703
Total Mortgage Derivatives - IO STRIPS (Cost $131,268)		88,183

U.S. Government Agency Pass-Through Securities — 31.4%
Federal Home Loan Mortgage Corporation — 12.2%
6.00%, Pool #J01657, 4/01/21	71,297	78,953
5.00%, Pool #G13255, 7/01/23	1,045,634	1,126,551
4.50%, Pool #E02698, 6/01/25	1,013,184	1,083,318
2.38%, Pool #846367, 4/01/29, Demand Date 1/1/13 † (a)	8,049	8,602
6.50%, Pool #C00742, 4/01/29	311,537	366,588
7.50%, Pool #G01548, 7/01/32	68,373	84,309
6.00%, Pool #G04457, 5/01/38	272,728	304,536
5.00%, Pool #A89640, 11/01/39	1,170,435	1,268,790
5.50%, Pool #G05903, 3/01/40	788,291	871,239

See Notes to Schedules of Portfolio Investments

American Independence Funds	Schedule of Portfolio Investments
Core Plus Fund	July 31, 2012 (Unaudited)

Security Description	Principal ($)	Value ($)
U.S. Government Agency Pass-Through Securities — 31.4% (continued)
Federal Home Loan Mortgage Corporation — 12.2% (continued)
4.50%, Pool #C03517, 9/01/40	1,568,922	1,689,931
3.50%, Pool #Q08998, 6/01/42	1,694,941	1,796,984
		8,679,801

Federal National Mortgage Association — 16.7%
4.73%, Pool #385682, 12/01/12	408,690	410,840
4.00%, Pool #AE0375, 7/01/25	1,000,388	1,070,759
3.00%, Pool #AJ9355, 1/01/27	1,811,921	1,913,106
3.00%, Pool #AK6784, 3/01/27	1,542,503	1,629,366
4.50%, Pool #MA0776, 6/01/31	814,391	889,650
2.37%, Pool #708318, 6/01/33, Demand Date 12/1/12 † (a)	57,176	58,658
2.59%, Pool #759385, 1/01/34, Demand Date 12/1/12 † (a)	97,571	104,020
2.30%, Pool #776486, 3/01/34, Demand Date 9/1/12 † (a)	91,483	97,043
3.01%, Pool #791523, 7/01/34, Demand Date 1/1/13 † (a)	98,330	104,286
2.27%, Pool #810896, 1/01/35, Demand Date 11/1/12 † (a)	543,289	579,478
5.00%, Pool #735580, 6/01/35	970,555	1,065,464
5.50%, Pool #AD0110, 4/01/36	507,381	564,655
7.00%, Pool #979909, 5/01/38	81,353	94,108
4.50%, Pool #995515, 3/01/39	598,765	647,924
6.00%, Pool #AD4941, 6/01/40	289,016	318,821
4.00%, Pool #AB1845, 11/01/40	962,008	1,032,816
4.00%, Pool #AE0949, 2/01/41	1,252,852	1,345,067
		11,926,061

Government National Mortgage Association — 2.5%
6.50%, Pool #455165, 7/15/28	264,896	312,081
6.25%, Pool #724720, 4/20/40	61,561	70,487
4.00%, Pool #4853, 11/20/40	1,299,840	1,434,952
		1,817,520
Total U.S. Government Agency Pass-Through Securities (Cost $21,737,176)		22,423,382

U.S. Treasury Obligations — 22.0%
U.S. Treasury Bonds — 6.5%
3.88%, 8/15/40	3,035,000	3,868,678
3.00%, 5/15/42	700,000	761,359
		4,630,037

U.S. Treasury Notes — 15.5%
4.25%, 11/15/17	1,100,000	1,305,047
2.75%, 2/15/19	2,575,000	2,879,978
2.63%, 11/15/20	3,175,000	3,530,698
2.13%, 8/15/21	3,190,000	3,398,846
		11,114,569
Total U.S. Treasury Obligations (Cost $14,678,625)		15,744,606

	Shares
Short-Term Investments — 0.5%
Money Market Fund — 0.5%
Federated Government Obligations Fund, Institutional Shares, 0.01% (d)	326,528	326,528
Total Short-Term Investments (Cost $326,528)		326,528

See Notes to Schedules of Portfolio Investments

American Independence Funds	Schedule of Portfolio Investments
Core Plus Fund	July 31, 2012 (Unaudited)

Total Investments (Cost $67,846,347(e)) — 99.3%	$70,988,096

Other assets in excess of liabilities — 0.7%	493,381

NET ASSETS — 100.0%	$71,481,477

† Variable or floating rate security. The rate reflected on the Schedule of Portfolio Investments is the rate in effect at 7/31/12.

(a) The demand date is either (i) that date at which the security next resets its coupon rate or (ii) the put date. The demand date, and not the stated maturity date, is the date used to determine the average maturity for the Fund.

(b) Foreign security incorporated outside the United States.

(c) Represents a restricted security purchase under rule 144A which is exempt from registration under the Securities Act of 1933, as amended. These securities are considered illiquid, the total aggregate value of which is $1,752,971, or 2.45% of net assets.

(d) Represents the 7 day yield at 7/31/12.

(e) See Notes to Schedules of Portfolio Investments for tax unrealized appreciation (depreciation) of securities.

Summary of Abbreviations
IO — Interest Only
REIT — Real Estate Investment Trust
REMIC — Real Estate Mortgage Investment Conduit
STRIPS — Separately Traded Registered Interest and Principal of Securities.

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Schedules of Portfolio Investments.

Valuation Inputs at Reporting Date:
Investments at Value	Level 1	Level 2	Level 3	Total
Collateralized Mortgage Obligations	$-	$796,638	$-	$796,638
Commercial Mortgage-Backed Securities	-	1,601,636	-	1,601,636
Corporate Bonds	-	30,007,123	-	30,007,123
Mortgage Derivatives - IO STRIPS	-	88,183	-	88,183
U.S. Government Agencies	-	22,423,382	-	22,423,382
U.S. Treasury Obligations	-	15,744,606	-	15,744,606
Short-Term Investments	326,528	-	-	326,528
Total Investments	$326,528	$70,661,568	$-	$70,988,096

See Notes to Schedules of Portfolio Investments

American Independence Funds	Schedule of Portfolio Investments
U.S. Inflation-Indexed Fund	July 31, 2012 (Unaudited)

Security Description	Principal ($)	Value ($)
U.S. Treasury Inflation-Indexed Securities — 94.4%
U.S. Treasury Inflation-Indexed Bonds — 37.2%
2.00%, 1/15/26	24,139,367	31,654,628
2.38%, 1/15/27	7,418,991	10,250,383
3.63%, 4/15/28	17,037,191	27,097,123
2.50%, 1/15/29	18,983,183	27,260,154
2.13%, 2/15/40	426,387	638,715
2.13%, 2/15/41	21,404,990	32,311,496
0.75%, 2/15/42	11,452,546	12,833,116
		142,045,615

U.S. Treasury Inflation-Indexed Notes — 57.2%
2.00%, 7/15/14	26,664,779	28,404,229
1.88%, 7/15/15	54,197,699	59,481,974
0.13%, 4/15/16	69,187,740	72,728,215
2.38%, 1/15/17	9,778,025	11,382,238
0.13%, 4/15/17	16,108,811	17,188,601
1.13%, 1/15/21	8,247,165	9,641,455
0.13%, 1/15/22	17,962,780	19,408,227
		218,234,939
Total U.S. Treasury Inflation-Indexed Securities (Cost $344,674,117)		360,280,554

	Shares/ Principal ($)
Short-Term Investments — 5.1%
U.S. Treasury Bill — 3.3%
United States Treasury Bill, 0.09%, 10/18/12 (a)	12,660,000	12,657,531

Money Market Fund — 1.8%
Dreyfus Cash Management, Institutional Shares, 0.09% (b)	7,014,987	7,014,987
Total Short-Term Investments (Cost $19,672,505)		19,672,518

Total Investments (Cost $364,346,622(c)) — 99.5%		$379,953,072

Other assets in excess of liabilities — 0.5%		1,728,172

NET ASSETS — 100.0%		$381,681,244

(a) Each issue shows the rate of discount at purchase. (b) Represents the 7 day yield at 7/31/12.

(c) See Notes to Schedules of Portfolio Investments for tax unrealized appreciation (depreciation) of securities.

(d) Amount rounds to less than 0.05%.

See Notes to Schedules of Portfolio Investments

American Independence Funds	Schedule of Portfolio Investments
U.S. Inflation-Indexed Fund	July 31, 2012 (Unaudited)

Number of Contracts	Futures Contract	Notional Amount($)	Unrealized Appreciation/ (Depreciation)($)
Futures Contracts — 0.0% (d)
Futures Contracts Purchased — 0.3%
527	September 2012 10-Year U.S. Treasury Note	70,963,844	993,187

Futures Contracts Sold— (0.3)%
(38)	September 2012 2-Year U.S. Treasury Note	(8,383,156)	594
(209)	September 2012 5-Year U.S. Treasury Note	(26,079,281)	(221,031)
(68)	September 2012 Ultra Term U.S. Treasury Bond	(11,730,000)	(554,094)
(94)	September 2012 Ultra Long Term U.S. Treasury Bond	(14,196,938)	(179,805)
			(954,336)
			(38,851)

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Schedule of Portfolio Investments.

Valuation Inputs at Reporting Date:
Investments at Value	Level 1	Level 2	Level 3	Total
Short-Term Investments	$7,014,987	$12,657,531	$-	$19,672,518
U.S. Treasury Inflation-Indexed Securities	-	360,280,554	-	360,280,554
Total Investments	$7,014,987	$372,938,085	$-	$379,953,072

Other Financial Instruments*	Level 1	Level 2	Level 3	Total
Futures Contracts Purchased	$993,187	$-	$-	$993,187
Futures Contracts Sold	(954,336)	-	-	(954,336)
Total Other Financial Instruments	$(38,851)	$-	$-	$(38,581)

* Other financial instruments are derivative instruments not reflected in total investments. Amounts shown represent unrealized appreciation/ depreciation.

See Notes to Schedules of Portfolio Investments

American Independence Funds	Schedule of Portfolio Investments
Active Interest Rate Management Fund	July 31, 2012 (Unaudited)

	Shares/ Principal ($)	Value ($)
Short-Term Investments — 101.9%
U.S. Treasury Bill — 97.8%
United States Treasury Bill, 0.06%, 8/02/12 (a)	$6,250,000	6,249,991

Money Market Fund — 4.1%
Federated Treasury Obligations Fund, Institutional Shares, 0.01% (b)	259,983	259,983
Total Short-Term Investments (Cost $6,509,974)		6,509,974

Total Investments (Cost $6,509,974(c)) — 101.9%		$6,509,974

Liabilities in excess of other assets — (1.9)%		(121,535)

NET ASSETS — 100.0%		$6,388,439

(a) Each issue shows the rate of discount at purchase.

(b) Represents the 7 day yield at 7/31/12.

(c) See Notes to Schedules of Portfolio Investments for tax unrealized appreciation (depreciation) of securities.

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Schedules of Portfolio Investments.

Valuation Inputs at Reporting Date:
Investments at Value	Level 1	Level 2	Level 3	Total
Short-Term Investments	$259,983	$6,249,991	$-	$6,509,974
Total Investments	$259,983	$6,249,991	$-	$6,509,974

See Notes to Schedules of Portfolio Investments

American Independence Funds	Schedule of Portfolio Investments
Fusion Fund	July 31, 2012 (Unaudited)

Security Description	Shares	Value ($)
Common Stocks — 61.1%
Consumer Discretionary — 12.6%
Comcast Corp., Class A	880	28,644
G-III Apparel Group, Ltd. (a)	1,250	30,712
General Motors Co. (a)	670	13,206
Macy's, Inc.	370	13,261
PVH Corp.	460	36,538
Sally Beauty Holdings, Inc. (a)	450	11,889
		134,250

Consumer Staples — 0.5%
Coca-Cola Co. (The)	70	5,656

Energy — 10.8%
Chevron Corp.	170	18,628
Devon Energy Corp.	280	16,554
Kinder Morgan, Inc	896	32,086
Royal Dutch Shell PLC, Class A - ADR (b)	450	30,690
Schlumberger Ltd. (b)	240	17,102
		115,060

Financials — 7.6%
Annaly Capital Management, Inc. - REIT	200	3,486
CreXus Investment Corp.	2,660	27,877
JPMorgan Chase & Co.	430	15,480
Morgan Stanley	940	12,840
PNC Financial Services Group, Inc.	170	10,047
U.S. Bancorp	350	11,725
		81,455

Health Care — 9.0%
Abbott Laboratories	580	38,460
Johnson & Johnson	310	21,458
Medtronic, Inc.	300	11,826
Merck & Co., Inc.	210	9,276
Pfizer, Inc.	380	9,135
Questcor Pharmaceuticals, Inc. (a)	170	6,268
		96,423

Industrials — 1.1%
Curtiss-Wright Corp.	320	9,591
Gardner Denver, Inc.	40	2,279
		11,870

Information Technology — 15.9%
Apple, Inc. (a)	100	61,076
Cognizant Technology Solutions Corp., Class A (a)	200	11,354
eBay, Inc. (a)	130	5,759
Fairchild Semiconductor International, Inc. (a)	550	7,623
Google, Inc., Class A (a)	27	17,090
GT Advanced Technologies, Inc. (a)	3,020	15,462
Hewlett-Packard Co.	650	11,856
Marvell Technology Group, Ltd. (b)	1,250	14,075
Microsoft Corp.	540	15,914
Yahoo!, Inc. (a)	590	9,346
		169,555

See Notes to Schedules of Portfolio Investments

American Independence Funds	Schedule of Portfolio Investments
Fusion Fund	July 31, 2012 (Unaudited)

Security Description	Shares	Value ($)
Common Stocks — 61.1% (continued)
Materials — 1.3%
Agnico-Eagle Mines, Ltd. (b)	310	13,587

Telecommunication Services — 1.9%
VimpelCom, Ltd. - ADR (b)	310	2,601
Vodafone Group PLC - ADR (b)	600	17,250
		19,851

Utilities — 0.4%
CenterPoint Energy, Inc.	180	3,791
Total Common Stocks (Cost $598,224)		651,498

Equity Options — 0.1%
Put Options — 0.1%
SPDR S&P 500 ETF Trust 08/18/12 Exercise Price $136.00 (a)	3	420
Total Equity Options (Cost $417)		420

Investment Companies — 5.6%
iShares MSCI Brazil Index Fund	100	5,245
Market Vectors Brazil Small-Cap ETF	280	10,044
Market Vectors Gold Miners ETF	120	5,134
Market Vectors Russia ETF	290	7,670
SPDR Gold Trust (a)	170	26,612
Templeton Russia and East European Fund, Inc. (a)	370	5,187
Total Investment Companies (Cost $63,881)		59,892

Short-Term Investments — 34.9%
Money Market Funds — 34.9%
Dreyfus Government Cash Management, Institutional Shares, 0.01% (c)	337,145	337,145
Dreyfus Government Cash Management, Investor Shares, 0.01% (c)	35,406	35,406
Total Short-Term Investments (Cost $372,551)		372,551

Warrants — 0.1%
Energy — 0.1%
Kinder Morgan, Inc. (a)	460	1,357
Total Warrants (Cost $579)		1,357

Total Investments (Cost $1,035,652(d)) — 101.8%		$1,085,718

Segregated Cash With Brokers — 17.0%		$181,748

Total Securities Sold Short (Proceeds $173,387) — (16.9)%		(179,951)

Liabilities in excess of other assets — (1.9)%		(20,786)

NET ASSETS — 100.0%		$1,066,729

See Notes to Schedules of Portfolio Investments

American Independence Funds	Schedule of Portfolio Investments
Fusion Fund	July 31, 2012 (Unaudited)

Security Description	Shares	Value ($)
SECURITIES SOLD SHORT:
Common Stocks — (0.4)%
Consumer Staples — (0.4)%
Colgate-Palmolive Co.	(40)	(4,295)
Total Common Stocks (Proceeds $(3,594))		(4,295)

Investment Companies — (16.5)%
iShares S&P 500 Index Fund	(910)	(126,080)
SPDR S&P 500 ETF Trust	(360)	(49,576)

Total Investment Companies (Cost $(169,793))		(175,656)

Total Securities Sold Short (Proceeds $(173,387)) — (16.9)%		$(179,951)

(a) Non-income producing security.

(b) Foreign security incorporated outside the United States.

(c) Represents the 7 day yield at 7/31/12.

(d) See Notes to Schedules of Portfolio Investments for tax unrealized appreciation (depreciation) of securities.

Summary of Abbreviations
ADR — American Depositary Receipt
ETF — Exchange-Traded Fund
REIT — Real Estate Investment Trust

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Schedules of Portfolio Investments.

Valuation Inputs at Reporting Date:
Long Positions
Investments at Value	Level 1	Level 2	Level 3	Total
Common Stocks	$651,498	$-	$-	$651,498
Equity Options	420	-	-	420
Investment Companies	59,892	-	-	59,892
Short-Term Investments	372,551	-	-	372,551
Warrants	1,357			1,357
Total Investments	$1,085,718	$-	$-	$1,085,718

Short Positions
Investments at Value	Level 1	Level 2	Level 3	Total
Common Stocks	$(4,295)	$-	$-	$(4,295)
Investment Companies	(175,656)	-	-	(175,656)
Total Investments	$(179,951)	$-	$-	$(179,951)

See Notes to Schedules of Portfolio Investments

American Independence Funds	Schedule of Portfolio Investments
Absolute Return Bull Bear Bond Fund	July 31, 2012 (Unaudited)

Security Description	Shares	Value ($)
Investment Companies — 33.4%
ProShares UltraShort 20+ Year Treasury (a)	555,000	8,103,000
Total Investment Companies (Cost $8,481,523)		8,103,000

	Shares/ Principal ($)
Short-Term Investments — 68.3%
U.S. Treasury Bill — 67.3%
United States Treasury Bill, 0.06%, 8/02/12 (b)	16,310,000	16,309,975

Money Market Fund — 1.0%
Federated Treasury Obligations Fund, Institutional Shares, 0.01% (c)	241,053	241,053
Total Short-Term Investments (Cost $16,551,028)		16,551,028

Total Investments (Cost $25,032,551(d)) — 101.7%		$24,654,028

Liabilities in excess of other assets — (1.7)%		(417,249)

NET ASSETS — 100.0%		$24,236,779

(a) Non-income producing security.

(b) Each issue shows the rate of discount at purchase.

(c) Represents the 7 day yield at 7/31/12.

(d) See Notes to Schedules of Portfolio Investments for tax unrealized appreciation (depreciation) of securities.

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Schedules of Portfolio Investments.

Valuation Inputs at Reporting Date:
Investment at Value	Level 1	Level 2	Level 3	Total
Investment Companies	$8,103,000	$-	$-	$8,103,000
Short-Term Investments	241,053	16,309,975	-	16,551,028
Total Investments	$8,344,053	$16,309,975	$-	$24,654,028

See Notes to Schedules of Portfolio Investments

NestEgg Target Date Funds	Schedule of Portfolio Investments
NestEgg Fund	July 31, 2012 (Unaudited)

Security Description	Shares	Value ($)
Common Stocks — 20.0%
Consumer Discretionary — 3.7%
AutoZone, Inc. (a)	60	22,514
Bayerische Motoren Werke AG (b)	300	22,431
Carnival PLC (b)	390	13,134
Coach, Inc.	320	15,786
Comcast Corp., Class A	1,013	32,973
Denny's Corp. (a)	7,409	32,303
DIRECTV, Class A (a)	576	28,604
General Motors Co. (a)	1,715	33,803
Groupon, Inc. (a)	1,685	11,222
Grupo Televisa SA - ADR (b)	968	22,061
HomeAway, Inc. (a)	560	12,858
Jamba, Inc. (a)	12,300	33,702
Johnson Controls, Inc.	1,155	28,471
LVMH Moet Hennessy Louis Vuitton SA (b)	150	22,618
Macy's, Inc.	520	18,637
McGraw-Hill Cos., Inc. (The)	370	17,375
Nissan Motor Co., Ltd. (b)	1,300	12,380
Nordstrom, Inc.	578	31,293
Omnicom Group, Inc.	905	45,413
Pandora Media, Inc. (a)	825	8,143
Sotheby's	570	16,729
Staples, Inc.	2,300	29,302
Starbucks Corp.	298	13,493
Target Corp.	194	11,766
Tempur-Pedic International, Inc. (a)	510	14,530
Time Warner, Inc.	965	37,751
TripAdvisor, Inc.(a)	540	20,201
WPP PLC (b)	1,748	22,144
		631,637

Consumer Staples — 1.7%
Anheuser-Busch InBev NV (b)	358	28,266
Asahi Group Holdings, Ltd. (b)	936	21,110
Bunge Ltd. (b)	470	30,912
CVS Caremark Corp.	628	28,417
Diageo PLC (b)	1,127	30,162
Diageo PLC - ADR (b)	201	21,487
Green Mountain Coffee Roasters, Inc. (a)	880	16,069
Imperial Tobacco Group PLC (b)	639	24,836
Kao Corp. (b)	500	13,574
Nestle SA (b)	417	25,649
Rite Aid Corp. (a)	17,759	20,600
Tesco PLC (b)	2,479	12,364
Unilever NV (b)	664	23,084
		296,530

Energy — 1.8%
BP PLC (b)	2,985	19,892
Canadian Natural Resources, Ltd. (b)	547	14,906
Canadian Oil Sands Ltd. (b)	750	15,088
CNOOC, Ltd. - ADR (b)	108	21,632

See Notes to Schedules of Portfolio Investments

NestEgg Target Date Funds	Schedule of Portfolio Investments
NestEgg Fund	July 31, 2012 (Unaudited)

Security Description	Shares	Value ($)
Common Stocks — 20.0% (continued)
Energy — 1.8% (continued)
ENI SpA (b)	889	18,420
Halliburton Co.	1,015	33,627
Lukoil OAO - ADR (a) (b)	390	21,918
Occidental Petroleum Corp.	480	41,774
Patterson-UTI Energy, Inc.	965	14,938
Petroleo Brasileiro SA - ADR (b)	690	13,545
Royal Dutch Shell PLC, Class A (b)	679	23,133
Sasol, Ltd. - ADR (b)	490	20,330
Suncor Energy, Inc. (b)	560	17,121
Total SA (b)	582	26,929
		303,253

Financials — 3.0%
Affiliated Managers Group, Inc. (a)	261	29,125
Allianz SE (b)	145	14,467
American Capital, Ltd. (a)	3,577	35,627
American International Group, Inc. (a)	625	19,544
Assured Guaranty, Ltd. (b)	1,940	23,241
AXA SA (b)	1,106	13,540
Barclays PLC (b)	7,210	18,991
CBRE Group, Inc., Class A (a)	1,180	18,384
China Life Insurance Co., Ltd. - ADR (b)	531	21,893
Citigroup, Inc.	660	17,906
Credit Suisse Group AG (b)	645	11,007
DBS Group Holdings, Ltd. (b)	1,730	20,492
Goldman Sachs Group, Inc. (The)	210	21,197
Hartford Financial Services Group, Inc.	857	14,098
HSBC Holdings PLC (b)	1,778	14,883
ICICI Bank, Ltd. - ADR (b)	434	15,025
ING Groep NV (a) (b)	2,200	14,566
JPMorgan Chase & Co.	540	19,440
Manulife Financial Corp. (b)	1,000	10,739
MetLife, Inc.	410	12,616
Mitsubishi UFJ Financial Group, Inc. (b)	5,001	24,389
Mitsui Fudosan Co., Ltd. (b)	970	18,947
Radian Group, Inc.	8,041	22,515
Sony Financial Holdings, Inc. (b)	800	12,902
Toronto-Dominion Bank (The) (b)	382	30,062
Wells Fargo & Co.	625	21,131
Westpac Banking Corp. (b)	928	22,625
		519,352

Health Care — 2.2%
Amarin Corp. PLC - ADR (a) (b)	925	10,832
Astellas Pharma, Inc. (b)	300	14,323
Bruker Corp. (a)	1,355	16,016
Cardinal Health, Inc.	865	37,273
Celgene Corp. (a)	340	23,277
Covidien PLC (b)	790	44,145
Fresenius Medical Care AG & Co. KGaA (b)	244	17,728

See Notes to Schedules of Portfolio Investments

NestEgg Target Date Funds	Schedule of Portfolio Investments
NestEgg Fund	July 31, 2012 (Unaudited)

Security Description	Shares	Value ($)
Common Stocks — 20.0% (continued)
Health Care — 2.2% (continued)
Gilead Sciences, Inc. (a)	490	26,622
GlaxoSmithKline PLC (b)	715	16,462
Halozyme Therapeutics, Inc. (a)	1,320	11,906
ImmunoCellular Therapeutics, Ltd. (a)	1,410	4,442
ImmunoGen, Inc. (a)	330	5,326
McKesson Corp.	155	14,063
Novartis AG (b)	481	28,230
Sanofi (b)	328	26,826
Smith & Nephew PLC (b)	1,790	18,340
Teva Pharmaceutical Industries, Ltd. - ADR (b)	490	20,036
Thermo Fisher Scientific, Inc.	615	34,237
		370,084

Industrials — 1.7%
ABB, Ltd. (a) (b)	824	14,416
Atlas Copco AB, Class A (b)	643	14,485
Brambles, Ltd. (b)	3,515	23,013
Caterpillar, Inc.	310	26,105
Cummins, Inc.	265	25,414
Experian PLC (b)	1,828	27,198
General Dynamics Corp.	632	40,094
Hertz Global Holdings, Inc. (a)	1,880	21,169
Joy Global, Inc.	585	30,385
Komatsu, Ltd. (b)	500	11,251
Mitsui & Co., Ltd. (b)	1,500	22,406
Siemens AG (b)	157	13,348
United Rentals, Inc. (a)	590	17,057
		286,341

Information Technology — 3.4%
Adobe Systems, Inc. (a)	675	20,844
Anixter International, Inc.	415	23,618
Apple, Inc. (a)	72	43,975
Bankrate, Inc. (a)	1,175	18,741
Canon, Inc. (b)	426	14,450
Cisco Systems, Inc.	1,535	24,483
Corning, Inc.	1,540	17,571
eBay, Inc. (a)	647	28,662
EMC Corp. (a)	2,563	67,176
Facebook, Inc., Class A (a)	290	6,296
Google, Inc., Class A (a)	38	24,053
Infosys, Ltd. - ADR (b)	355	14,051
Keyence Corp. (b)	100	25,101
Kyocera Corp. (b)	231	18,480
LG Display Co., Ltd. - ADR (a) (b)	2,010	21,487
Microsoft Corp.	1,462	43,085
MKS Instruments, Inc.	936	24,710
Power-One, Inc. (a)	5,435	27,175
SAP AG (b)	338	21,567
Skyworks Solutions, Inc. (a)	535	15,478
SunPower Corp. (a)	2,485	9,741

See Notes to Schedules of Portfolio Investments

NestEgg Target Date Funds	Schedule of Portfolio Investments
NestEgg Fund	July 31, 2012 (Unaudited)

Security Description	Shares	Value ($)
Common Stocks — 20.0% (continued)
Information Technology — 3.4% (continued)
Taiwan Semiconductor Manufacturing Co., Ltd. - ADR (b)	1,675	23,400
Telefonaktiebolaget LM Ericsson, Class B (b)	1,758	16,389
Web.com Group, Inc. (a)	1,565	24,258
		574,791

Materials — 1.5%
Allegheny Technologies, Inc.	569	17,087
Barrick Gold Corp. (b)	394	12,969
BASF SE (b)	227	16,613
BHP Billiton, Ltd. (b)	929	31,176
Coeur d'Alene Mines Corp. (a)	650	10,602
CRH PLC (b)	805	14,640
Freeport-McMoRan Copper & Gold, Inc.	1,030	34,680
Kronos Worldwide, Inc.	640	10,829
Molycorp, Inc. (a)	673	11,724
Newmont Mining Corp.	360	16,009
Rio Tinto PLC (b)	280	12,935
Shin-Etsu Chemical Co., Ltd. (b)	384	19,562
Syngenta AG (b)	73	24,951
Tronox Ltd., Class A (b)	400	9,268
Vale SA - ADR (b)	690	12,455
		255,500

Telecommunication Services — 0.8%
China Unicom Hong Kong, Ltd. - ADR (b)	982	14,347
Chunghwa Telecom Co., Ltd. - ADR (b)	764	22,668
Iridium Communications, Inc. (a)	2,500	22,650
KDDI Corp. (b)	4	27,699
Koninklijke KPN NV (b)	1,150	9,439
NII Holdings, Inc. (a)	1,539	10,388
SK Telecom Co., Ltd. - ADR (b)	1,195	16,575
Telefonica SA (b)	21	239
Vodafone Group PLC (b)	5,950	17,034
		141,039

Utilities — 0.2%
AES Corp. (The) (a)	1,684	20,309
CLP Holdings, Ltd. (b)	1,500	12,960
		33,269
Total Common Stocks (Cost $3,321,471)		3,411,796

	Principal ($)
U.S. Treasury Obligations — 77.5%
U.S. Treasury Bonds — 9.1%
8.00%, 11/15/21	688,000	1,090,212
6.50%, 11/15/26	296,000	464,026
		1,554,238

U.S. Treasury Notes — 68.4%
1.38%, 5/15/13	1,600,000	1,615,187

See Notes to Schedules of Portfolio Investments

NestEgg Target Date Funds	Schedule of Portfolio Investments
NestEgg Fund	July 31, 2012 (Unaudited)

	Principal ($)	Value ($)
U.S. Treasury Obligations — 77.5% (continued)
U.S. Treasury Notes — 68.4% (continued)
3.13%, 8/31/13	1,449,000	1,495,074
2.25%, 5/31/14	2,123,000	2,201,867
2.13%, 2/29/16	2,042,000	2,169,466
2.75%, 11/30/16	1,580,000	1,731,829
3.50%, 2/15/18	873,000	1,005,177
3.13%, 5/15/19	813,000	931,266
3.13%, 5/15/21	444,000	511,537
		11,661,403
Total U.S. Treasury Obligations (Cost $13,070,285)		13,215,641

	Shares
Short-Term Investments — 2.0%
Money Market Funds — 2.0%
Dreyfus Cash Management, Institutional Shares, 0.09% (c)	183,985	183,985
Federated Government Obligations Fund, Institutional Shares, 0.01% (c)	163,607	163,607
Total Short-Term Investments (Cost $347,592)		347,592

Total Investments (Cost $16,739,348(d)) — 99.5%		$16,975,029

Other assets in excess of liabilities — 0.5%		89,822

NET ASSETS — 100.0%		$17,064,851

(a) Non-income producing security.

(b) Foreign security incorporated outside the United States.

(c) Represents the 7 day yield at 7/31/12.

(d) See Notes to Schedules of Portfolio Investments for tax unrealized appreciation (depreciation) of securities.

Summary of Abbreviations
ADR — American Depositary Receipt

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Schedules of Portfolio Investments.

Valuation Inputs at Reporting Date:
Investments at Value	Level 1	Level 2	Level 3	Total
Common Stocks	$ 3,411,796	$ -	$ -	$ 3,411,796
U.S. Treasury Obligations	-	13,215,641	-	13,215,641
Short-Term Investments	347,592	-	-	347,592
Total Investments	$ 3,759,388	$ 13,215,641	$ -	$ 16,975,029

See Notes to Schedules of Portfolio Investments

NestEgg Target Date Funds	Schedule of Portfolio Investments
NestEgg 2020 Fund	July 31, 2012 (Unaudited)

Security Description	Shares	Value ($)
Common Stocks — 40.3%
Consumer Discretionary — 7.6%
AutoZone, Inc. (a)	320	120,074
Bayerische Motoren Werke AG (b)	1,403	104,905
Carnival PLC (b)	1,579	53,176
Coach, Inc.	1,475	72,762
Comcast Corp., Class A	4,634	150,837
Crown Ltd. (b)	6,500	57,720
Denny's Corp. (a)	33,952	148,031
DIRECTV, Class A (a)	2,645	131,351
General Motors Co. (a)	8,690	171,280
Groupon, Inc. (a)	7,670	51,082
Grupo Televisa SA - ADR (b)	3,890	88,653
HomeAway, Inc. (a)	2,490	57,170
Jamba, Inc. (a)	56,465	154,714
Johnson Controls, Inc.	5,980	147,407
LVMH Moet Hennessy Louis Vuitton SA (b)	734	110,677
Macy's, Inc.	2,405	86,195
McGraw-Hill Cos., Inc. (The)	1,890	88,755
Nissan Motor Co., Ltd. (b)	6,000	57,139
Nordstrom, Inc.	2,645	143,200
Omnicom Group, Inc.	4,790	240,362
Pandora Media, Inc. (a)	3,830	37,802
Sotheby's	2,590	76,017
Staples, Inc.	11,665	148,612
Starbucks Corp.	1,783	80,734
Target Corp.	988	59,922
Tempur-Pedic International, Inc. (a)	2,595	73,932
Time Warner, Inc.	4,940	193,253
TripAdvisor, Inc.(a)	2,485	92,964
WPP PLC (b)	5,897	74,704
		3,073,430

Consumer Staples — 3.6%
Anheuser-Busch InBev NV (b)	1,732	136,750
Asahi Group Holdings, Ltd. (b)	3,264	73,615
Bunge Ltd. (b)	2,395	157,519
CVS Caremark Corp.	2,887	130,637
Diageo PLC (b)	5,052	135,207
Diageo PLC - ADR (b)	1,024	109,466
Green Mountain Coffee Roasters, Inc. (a)	4,455	81,348
Imperial Tobacco Group PLC (b)	3,041	118,194
Kao Corp. (b)	3,473	94,288
Nestle SA (b)	1,985	122,093
Rite Aid Corp. (a)	81,649	94,713
Tesco PLC (b)	17,726	88,405
Unilever NV (b)	3,144	109,301
		1,451,536

Energy — 3.4%
BP PLC (b)	10,509	70,033
Canadian Natural Resources, Ltd. (b)	2,514	68,506
Canadian Oil Sands Ltd. (b)	3,815	76,745

See Notes to Schedules of Portfolio Investments

NestEgg Target Date Funds	Schedule of Portfolio Investments
NestEgg 2020 Fund	July 31, 2012 (Unaudited)

Security Description	Shares	Value ($)
Common Stocks — 40.3% (continued)
Energy — 3.4% (continued)
CNOOC, Ltd. - ADR (b)	367	73,510
ENI SpA (b)	3,101	64,253
Halliburton Co.	5,160	170,951
Lukoil OAO - ADR (a) (b)	1,330	74,746
Occidental Petroleum Corp.	2,446	212,875
Patterson-UTI Energy, Inc.	4,910	76,007
Petroleo Brasileiro SA - ADR (b)	2,360	46,327
Royal Dutch Shell PLC, Class A (b)	3,546	120,809
Sasol, Ltd. - ADR (b)	1,680	69,703
Suncor Energy, Inc. (b)	3,655	111,744
Total SA (b)	2,693	124,604
		1,360,813

Financials — 5.9%
Affiliated Managers Group, Inc. (a)	1,215	135,582
Allianz SE (b)	704	70,241
American Capital, Ltd. (a)	16,413	163,473
American International Group, Inc. (a)	2,925	91,465
Assured Guaranty, Ltd. (b)	9,235	110,635
AXA SA (b)	3,859	47,244
Barclays PLC (b)	25,311	66,668
CBRE Group, Inc., Class A (a)	5,390	83,976
China Life Insurance Co., Ltd. - ADR (b)	1,802	74,296
Citigroup, Inc.	3,375	91,564
Credit Suisse Group AG (b)	2,200	37,542
DBS Group Holdings, Ltd. (b)	6,033	71,461
Goldman Sachs Group, Inc. (The)	1,065	107,459
Hartford Financial Services Group, Inc.	3,959	65,126
HSBC Holdings PLC (b)	12,477	104,441
ICICI Bank, Ltd. - ADR (b)	2,523	87,346
ING Groep NV (a) (b)	7,050	46,677
JPMorgan Chase & Co.	2,750	99,000
Manulife Financial Corp. (b)	3,400	36,514
MetLife, Inc.	2,100	64,617
Mitsubishi UFJ Financial Group, Inc. (b)	24,060	117,336
Mitsui Fudosan Co., Ltd. (b)	3,745	73,150
Radian Group, Inc.	35,369	99,033
Sony Financial Holdings, Inc. (b)	3,700	59,674
Toronto-Dominion Bank (The) (b)	1,892	148,892
Wells Fargo & Co.	3,125	105,656
Westpac Banking Corp. (b)	4,693	114,419
		2,373,487

Health Care — 4.5%
Amarin Corp. PLC - ADR (a) (b)	4,215	49,358
Astellas Pharma, Inc. (b)	2,200	105,037
Bruker Corp. (a)	6,255	73,934
Cardinal Health, Inc.	4,366	188,131
Celgene Corp. (a)	1,529	104,675
Covidien PLC (b)	4,140	231,343
Fresenius Medical Care AG & Co. KGaA (b)	835	60,667

See Notes to Schedules of Portfolio Investments

NestEgg Target Date Funds	Schedule of Portfolio Investments
NestEgg 2020 Fund	July 31, 2012 (Unaudited)

Security Description	Shares	Value ($)
Common Stocks — 40.3% (continued)
Health Care — 4.5% (continued)
Gilead Sciences, Inc. (a)	2,235	121,428
GlaxoSmithKline PLC (b)	2,450	56,408
Halozyme Therapeutics, Inc. (a)	6,065	54,706
ImmunoCellular Therapeutics, Ltd. (a)	6,565	20,680
ImmunoGen, Inc. (a)	1,550	25,017
McKesson Corp.	795	72,130
Novartis AG (b)	2,254	132,289
Sanofi (b)	1,649	134,864
Smith & Nephew PLC (b)	9,450	96,823
Teva Pharmaceutical Industries, Ltd. - ADR (b)	1,965	80,349
Thermo Fisher Scientific, Inc.	3,455	192,340
		1,800,179

Industrials — 3.6%
ABB, Ltd. (a) (b)	5,569	97,428
Atlas Copco AB, Class A (b)	2,856	64,338
Brambles, Ltd. (b)	12,257	80,247
Canadian Pacific Railway Ltd. (b)	790	64,108
Caterpillar, Inc.	1,655	139,368
Cummins, Inc.	1,310	125,629
Experian PLC (b)	6,374	94,838
General Dynamics Corp.	3,218	204,150
Hertz Global Holdings, Inc. (a)	9,535	107,364
Joy Global, Inc.	2,960	153,742
Komatsu, Ltd. (b)	1,740	39,154
Mitsui & Co., Ltd. (b)	5,300	79,169
Siemens AG (b)	1,546	131,443
United Rentals, Inc. (a)	2,690	77,768
		1,458,746

Information Technology — 6.4%
Adobe Systems, Inc. (a)	3,225	99,588
Anixter International, Inc.	1,880	106,991
Apple, Inc. (a)	330	201,551
Bankrate, Inc. (a)	4,570	72,891
Canon, Inc. (b)	2,184	74,081
Cisco Systems, Inc.	7,750	123,612
Corning, Inc.	7,865	89,740
eBay, Inc. (a)	2,963	131,261
EMC Corp. (a)	11,664	305,713
Facebook, Inc., Class A (a)	1,275	27,680
Google, Inc., Class A (a)	173	109,504
Infosys, Ltd. - ADR (b)	1,205	47,694
Keyence Corp. (b)	328	82,331
Kyocera Corp. (b)	1,095	87,600
LG Display Co., Ltd. - ADR (a) (b)	6,820	72,906
Microsoft Corp.	6,957	205,023
MKS Instruments, Inc.	4,318	113,995
Power-One, Inc. (a)	24,933	124,665
SAP AG (b)	1,770	112,942
Skyworks Solutions, Inc. (a)	2,410	69,721

See Notes to Schedules of Portfolio Investments

NestEgg Target Date Funds	Schedule of Portfolio Investments
NestEgg 2020 Fund	July 31, 2012 (Unaudited)

Security Description	Shares	Value ($)
Common Stocks — 40.3% (continued)
Information Technology — 6.4% (continued)
SunPower Corp. (a)	11,130	43,630
Taiwan Semiconductor Manufacturing Co., Ltd. - ADR (b)	5,680	79,350
Telefonaktiebolaget LM Ericsson, Class B (b)	9,634	89,814
Web.com Group, Inc. (a)	7,105	110,127
		2,582,410

Materials — 3.2%
Allegheny Technologies, Inc.	2,612	78,438
ArcelorMittal - ADR (b)	4,355	69,244
Barrick Gold Corp. (b)	1,372	45,161
BASF SE (b)	2,015	147,467
BHP Billiton, Ltd. (b)	4,057	136,133
Coeur d'Alene Mines Corp. (a)	2,965	48,359
CRH PLC (b)	4,106	74,676
Freeport-McMoRan Copper & Gold, Inc.	5,240	176,431
Kronos Worldwide, Inc.	3,255	55,075
Molycorp, Inc. (a)	3,143	54,751
Newmont Mining Corp.	1,660	73,820
Rio Tinto PLC (b)	1,886	87,126
Shin-Etsu Chemical Co., Ltd. (b)	1,338	68,163
Syngenta AG (b)	206	70,411
Tronox Ltd., Class A (b)	2,075	48,078
Vale SA - ADR (b)	2,342	42,273
		1,275,606

Telecommunication Services — 1.6%
China Unicom Hong Kong, Ltd. - ADR (b)	4,774	69,748
Chunghwa Telecom Co., Ltd. - ADR (b)	2,592	76,905
Iridium Communications, Inc. (a)	11,395	103,239
KDDI Corp. (b)	13	90,022
Koninklijke KPN NV (b)	4,200	34,474
NII Holdings, Inc. (a)	7,120	48,060
SK Telecom Co., Ltd. - ADR (b)	4,088	56,701
VimpelCom, Ltd. - ADR (b)	7,310	61,331
Vodafone Group PLC (b)	39,100	111,938
		652,418

Utilities — 0.5%
AES Corp. (The) (a)	7,688	92,717
CLP Holdings, Ltd. (b)	8,251	71,288
Korea Electric Power Corp. - ADR (a) (b)	5,600	61,880
		225,885
Total Common Stocks (Cost $15,976,161)		16,254,510

	Principal ($)
U.S. Treasury Obligations — 54.8%
U.S. Treasury Bonds — 6.4%
8.00%, 11/15/21	1,151,000	1,823,886
6.50%, 11/15/26	496,000	777,558
		2,601,444

See Notes to Schedules of Portfolio Investments

NestEgg Target Date Funds	Schedule of Portfolio Investments
NestEgg 2020 Fund	July 31, 2012 (Unaudited)

	Principal ($)	Value ($)
U.S. Treasury Obligations — 54.8% (continued)
U.S. Treasury Notes — 48.4%
1.38%, 5/15/13	2,676,000	2,701,401
3.13%, 8/31/13	2,423,000	2,500,044
2.25%, 5/31/14	3,552,000	3,683,953
2.13%, 2/29/16	3,415,000	3,628,171
2.75%, 11/30/16	2,644,000	2,898,072
3.50%, 2/15/18	1,460,000	1,681,053
3.13%, 5/15/19	1,361,000	1,558,983
3.13%, 5/15/21	743,000	856,018
		19,507,695
Total U.S. Treasury Obligations (Cost $21,849,944)		22,109,139

Security Description	Shares
Short-Term Investments — 4.5%
Money Market Funds — 4.5%
Dreyfus Cash Management, Institutional Shares, 0.09% (c)	526,507	526,507
Dreyfus Treasury & Agency Cash Management, Institutional Shares, 0.01% (c)	13,325	13,325
Federated Government Obligations Fund, Institutional Shares, 0.01% (c)	1,262,494	1,262,494
Total Short-Term Investments (Cost $1,802,326)		1,802,326

Total Investments (Cost $39,628,431(d)) — 99.6%		$40,165,975

Other assets in excess of liabilities — 0.4%		157,446

NET ASSETS — 100.0%		$40,323,421

(a) Non-income producing security.

(b) Foreign security incorporated outside the United States.

(c) Represents the 7 day yield at 7/31/12.

(d) See Notes to Schedules of Portfolio Investments for tax unrealized appreciation (depreciation) of securities.

Summary of Abbreviations
ADR — American Depositary Receipt

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Schedules of Portfolio Investments.

Valuation Inputs at Reporting Date:
Investments at Value	Level 1	Level 2	Level 3	Total
Common Stocks	$16,254,510	$-	$-	$16,254,510
U.S. Treasury Obligations	-	22,109,139	-	22,109,139
Short-Term Investments	1,802,326	-	-	1,802,326
Total Investments	$18,056,836	$22,109,139	$-	$40,165,975

See Notes to Schedules of Portfolio Investments

NestEgg Target Date Funds	Schedule of Portfolio Investments
NestEgg 2030 Fund	July 31, 2012 (Unaudited)

Security Description	Shares	Value ($)
Common Stocks — 57.0%
Consumer Discretionary — 10.8%
AutoZone, Inc. (a)	370	138,835
Bayerische Motoren Werke AG (b)	1,542	115,298
Carnival PLC (b)	1,759	59,238
Coach, Inc.	1,815	89,534
Comcast Corp., Class A	5,703	185,633
Crown Ltd. (b)	11,200	99,457
Denny's Corp. (a)	41,865	182,531
DIRECTV, Class A (a)	3,259	161,842
General Motors Co. (a)	10,300	203,013
Groupon, Inc. (a)	9,475	63,104
Grupo Televisa SA - ADR (b)	4,640	105,746
HomeAway, Inc. (a)	3,115	71,520
Jamba, Inc. (a)	69,661	190,871
Johnson Controls, Inc.	6,965	171,687
LVMH Moet Hennessy Louis Vuitton SA (b)	806	121,534
Macy's, Inc.	2,925	104,832
McGraw-Hill Cos., Inc. (The)	2,240	105,190
Nissan Motor Co., Ltd. (b)	7,000	66,662
Nordstrom, Inc.	3,260	176,496
Omnicom Group, Inc.	5,635	282,764
Pandora Media, Inc. (a)	4,610	45,501
Sotheby's	3,185	93,480
Staples, Inc.	13,830	176,194
Starbucks Corp.	2,049	92,779
Target Corp.	1,158	70,233
Tempur-Pedic International, Inc. (a)	3,075	87,607
Time Warner, Inc.	5,790	226,505
TripAdvisor, Inc. (a)	3,060	114,475
WPP PLC (b)	6,393	80,987
		3,683,548

Consumer Staples — 5.3%
Anheuser-Busch InBev NV (b)	2,139	168,885
Asahi Group Holdings, Ltd. (b)	3,529	79,592
Bunge Ltd. (b)	2,840	186,787
CVS Caremark Corp.	3,558	160,999
Diageo PLC (b)	6,649	177,947
Diageo PLC - ADR (b)	1,214	129,777
Green Mountain Coffee Roasters, Inc. (a)	5,280	96,413
Imperial Tobacco Group PLC (b)	3,505	136,228
Kao Corp. (b)	4,082	110,821
Nestle SA (b)	2,802	172,345
Rite Aid Corp. (a)	101,842	118,137
Tesco PLC (b)	21,013	104,798
Unilever NV (b)	4,368	151,854
		1,794,583

Energy — 4.6%
BP PLC (b)	11,255	75,005
Canadian Natural Resources, Ltd. (b)	3,097	84,393
Canadian Oil Sands Ltd. (b)	4,515	90,827

See Notes to Schedules of Portfolio Investments

NestEgg Target Date Funds	Schedule of Portfolio Investments
NestEgg 2030 Fund	July 31, 2012 (Unaudited)

Security Description	Shares	Value ($)
Common Stocks — 57.0% (continued)
Energy — 4.6% (continued)
CNOOC, Ltd. - ADR (b)	400	80,120
ENI SpA (b)	3,353	69,474
Halliburton Co.	6,115	202,590
Lukoil OAO - ADR (a) (b)	1,445	81,209
Occidental Petroleum Corp.	2,795	243,249
Patterson-UTI Energy, Inc.	5,805	89,861
Petroleo Brasileiro SA - ADR (b)	2,560	50,253
Royal Dutch Shell PLC, Class A (b)	4,154	141,523
Sasol, Ltd. - ADR (b)	1,815	75,304
Suncor Energy, Inc. (b)	3,830	117,094
Total SA (b)	3,573	165,321
		1,566,223

Financials — 8.1%
Affiliated Managers Group, Inc. (a)	1,499	167,273
Allianz SE (b)	746	74,431
American Capital, Ltd. (a)	20,235	201,540
American International Group, Inc. (a)	3,605	112,728
Assured Guaranty, Ltd. (b)	11,215	134,356
AXA SA (b)	4,172	51,076
Barclays PLC (b)	27,744	73,077
CBRE Group, Inc., Class A (a)	6,445	100,413
China Life Insurance Co., Ltd. - ADR (b)	1,605	66,174
Citigroup, Inc.	3,945	107,028
Credit Suisse Group AG (b)	3,114	53,139
DBS Group Holdings, Ltd. (b)	6,524	77,277
Goldman Sachs Group, Inc. (The)	1,250	126,125
Hartford Financial Services Group, Inc.	4,876	80,210
HSBC Holdings PLC (b)	13,741	115,022
ICICI Bank, Ltd. - ADR (b)	3,304	114,384
ING Groep NV (a) (b)	7,569	50,113
JPMorgan Chase & Co.	3,250	117,000
Manulife Financial Corp. (b)	3,800	40,810
MetLife, Inc.	2,490	76,617
Mitsubishi UFJ Financial Group, Inc. (b)	27,881	135,970
Mitsui Fudosan Co., Ltd. (b)	4,050	79,108
Radian Group, Inc.	43,522	121,862
Sony Financial Holdings, Inc. (b)	4,300	69,350
Toronto-Dominion Bank (The) (b)	1,999	157,313
Wells Fargo & Co.	3,775	127,633
Westpac Banking Corp. (b)	4,913	119,783
		2,749,812

Health Care — 6.4%
Amarin Corp. PLC - ADR (a) (b)	5,120	59,955
Astellas Pharma, Inc. (b)	2,600	124,134
Bruker Corp. (a)	7,710	91,132
Cardinal Health, Inc.	5,274	227,257
Celgene Corp. (a)	1,872	128,157
Covidien PLC (b)	4,795	267,945
Fresenius Medical Care AG & Co. KGaA (b)	1,161	84,353

See Notes to Schedules of Portfolio Investments

NestEgg Target Date Funds	Schedule of Portfolio Investments
NestEgg 2030 Fund	July 31, 2012 (Unaudited)

Security Description	Shares	Value ($)
Common Stocks — 57.0% (continued)
Health Care — 6.4% (continued)
Gilead Sciences, Inc. (a)	2,760	149,951
GlaxoSmithKline PLC (b)	3,000	69,071
Halozyme Therapeutics, Inc. (a)	7,320	66,026
ImmunoCellular Therapeutics, Ltd. (a)	7,930	24,980
ImmunoGen, Inc. (a)	1,845	29,778
McKesson Corp.	951	86,284
Novartis AG (b)	2,649	155,473
Sanofi (b)	2,131	174,284
Smith & Nephew PLC (b)	11,795	120,850
Teva Pharmaceutical Industries, Ltd. - ADR (b)	2,345	95,887
Thermo Fisher Scientific, Inc.	4,000	222,680
		2,178,197

Industrials — 5.1%
ABB, Ltd. (a) (b)	7,928	138,697
Atlas Copco AB, Class B (b)	2,757	55,338
Brambles, Ltd. (b)	13,253	86,768
Canadian Pacific Railway Ltd. (b)	1,355	109,958
Caterpillar, Inc.	1,935	162,946
Cummins, Inc.	1,585	152,002
Experian PLC (b)	6,892	102,545
General Dynamics Corp.	3,805	241,389
Hertz Global Holdings, Inc. (a)	11,305	127,294
Joy Global, Inc.	3,510	182,310
Komatsu, Ltd. (b)	1,960	44,105
Mitsui & Co., Ltd. (b)	6,200	92,613
Siemens AG (b)	1,620	137,734
United Rentals, Inc. (a)	3,325	96,126
		1,729,825

Information Technology — 9.1%
Adobe Systems, Inc. (a)	4,020	124,138
Anixter International, Inc.	2,320	132,031
Apple, Inc. (a)	401	244,915
Bankrate, Inc. (a)	5,680	90,596
Canon, Inc. (b)	2,405	81,578
Cisco Systems, Inc.	9,200	146,740
Corning, Inc.	9,300	106,113
eBay, Inc. (a)	3,667	162,448
EMC Corp. (a)	13,976	366,311
Facebook, Inc., Class A (a)	1,570	34,085
Google, Inc., Class A (a)	222	140,519
Infosys, Ltd. - ADR (b)	1,305	51,652
Keyence Corp. (b)	333	83,586
Kyocera Corp. (b)	1,268	101,440
LG Display Co., Ltd. - ADR (a) (b)	7,220	77,182
Microsoft Corp.	8,582	252,911
MKS Instruments, Inc.	5,322	140,501
Power-One, Inc. (a)	30,741	153,705
SAP AG (b)	2,347	149,759
Skyworks Solutions, Inc. (a)	3,000	86,790

See Notes to Schedules of Portfolio Investments

NestEgg Target Date Funds	Schedule of Portfolio Investments
NestEgg 2030 Fund	July 31, 2012 (Unaudited)

Security Description	Shares	Value ($)
Common Stocks — 57.0% (continued)
Information Technology — 9.1% (continued)
SunPower Corp. (a)	13,635	53,449
Taiwan Semiconductor Manufacturing Co., Ltd. - ADR (b)	6,150	85,915
Telefonaktiebolaget LM Ericsson, Class B (b)	11,929	111,210
Web.com Group, Inc. (a)	8,775	136,012
		3,113,586

Materials — 4.5%
Allegheny Technologies, Inc.	3,211	96,426
ArcelorMittal - ADR (b)	5,155	81,965
Barrick Gold Corp. (b)	2,184	71,889
BASF SE (b)	2,710	198,330
BHP Billiton, Ltd. (b)	5,299	177,808
Coeur d'Alene Mines Corp. (a)	3,530	57,574
CRH PLC (b)	2,880	52,379
Freeport-McMoRan Copper & Gold, Inc.	6,215	209,259
Kronos Worldwide, Inc.	3,845	65,057
Molycorp, Inc. (a)	3,897	67,886
Newmont Mining Corp.	2,045	90,941
Rio Tinto PLC (b)	2,433	112,396
Shin-Etsu Chemical Co., Ltd. (b)	1,447	73,716
Syngenta AG (b)	205	70,069
Tronox Ltd., Class A (b)	2,450	56,767
Vale SA - ADR (b)	2,547	45,973
		1,528,435

Telecommunication Services — 2.4%
China Unicom Hong Kong, Ltd. - ADR (b)	5,638	82,371
Chunghwa Telecom Co., Ltd. - ADR (b)	2,824	83,788
Iridium Communications, Inc. (a)	14,145	128,154
KDDI Corp. (b)	14	96,947
Koninklijke KPN NV (b)	6,560	53,845
NII Holdings, Inc. (a)	8,685	58,624
SK Telecom Co., Ltd. - ADR (b)	4,432	61,472
Telefonica SA (b)	80	908
VimpelCom, Ltd. - ADR (b)	7,440	62,421
Vodafone Group PLC (b)	65,670	188,005
		816,535

Utilities — 0.7%
AES Corp. (The) (a)	9,489	114,437
CLP Holdings, Ltd. (b)	8,922	77,085
Korea Electric Power Corp. - ADR (a) (b)	6,070	67,074
		258,596
Total Common Stocks (Cost $19,179,555)		19,419,340

Principal ($)
U.S. Treasury Obligations — 35.4%
U.S. Treasury Bonds — 4.2%
8.00%, 11/15/21	629,000	996,719

See Notes to Schedules of Portfolio Investments

NestEgg Target Date Funds	Schedule of Portfolio Investments
NestEgg 2030 Fund	July 31, 2012 (Unaudited)

	Principal ($)	Value ($)
U.S. Treasury Obligations — 35.4% (continued)
U.S. Treasury Bonds — 4.2% (continued)
6.50%, 11/15/26	271,000	424,835
		1,421,554

U.S. Treasury Notes — 31.2%
1.38%, 5/15/13	1,461,000	1,474,868
3.13%, 8/31/13	1,323,000	1,365,067
2.25%, 5/31/14	1,939,000	2,011,032
2.13%, 2/29/16	1,864,000	1,980,355
2.75%, 11/30/16	1,443,000	1,581,664
3.50%, 2/15/18	797,000	917,670
3.13%, 5/15/19	743,000	851,083
3.13%, 5/15/21	406,000	467,757
		10,649,496
Total U.S. Treasury Obligations (Cost $11,929,182)		12,071,050

Security Description	Shares
Short-Term Investments — 7.2%
Money Market Funds — 7.2%
Dreyfus Cash Management, Institutional Shares, 0.09% (c)	460,043	460,043
Federated Government Obligations Fund, Institutional Shares, 0.01% (c)	1,977,168	1,977,168
Total Short-Term Investments (Cost $2,437,211)		2,437,211

Total Investments (Cost $33,545,948(d)) — 99.6%		$33,927,601

Other assets in excess of liabilities — 0.4%		138,963

NET ASSETS — 100.0%		$34,066,564

(a) Non-income producing security.

(b) Foreign security incorporated outside the United States.

(c) Represents the 7 day yield at 7/31/12.

(d) See Notes to Schedules of Portfolio Investments for tax unrealized appreciation (depreciation) of securities.

Summary of Abbreviations
ADR — American Depositary Receipt

See Notes to Schedules of Portfolio Investments

NestEgg Target Date Funds	Schedule of Portfolio Investments
NestEgg 2030 Fund	July 31, 2012 (Unaudited)

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Schedules of Portfolio Investments.

Valuation Inputs at Reporting Date:
Investments at Value	Level 1	Level 2	Level 3	Total
Common Stocks	$19,419,340	$-	$-	$19,419,340
U.S. Treasury Obligations	-	12,071,050	-	12,071,050
Short-Term Investments	2,437,211	-	-	2,437,211
Total Investments	$21,856,551	$12,071,050	$-	$33,927,601

See Notes to Schedules of Portfolio Investments

NestEgg Target Date Funds	Schedule of Portfolio Investments
NestEgg 2040 Fund	July 31, 2012 (Unaudited)

Security Description	Shares	Value ($)
Common Stocks — 78.1%
Consumer Discretionary — 14.6%
AutoZone, Inc. (a)	550	206,377
Bayerische Motoren Werke AG (b)	1,862	139,225
Carnival PLC (b)	2,877	96,889
Coach, Inc.	2,650	130,725
Comcast Corp., Class A	8,268	269,123
Crown Ltd. (b)	16,800	149,185
Denny's Corp. (a)	60,629	264,342
DIRECTV, Class A (a)	4,735	235,140
General Motors Co. (a)	15,355	302,647
Groupon, Inc. (a)	13,715	91,342
Grupo Televisa SA - ADR (b)	6,580	149,958
HomeAway, Inc. (a)	4,580	105,157
Jamba, Inc. (a)	101,786	278,894
Johnson Controls, Inc.	10,305	254,018
LVMH Moet Hennessy Louis Vuitton SA (b)	1,207	181,999
Macy's, Inc.	4,235	151,782
McGraw-Hill Cos., Inc. (The)	3,335	156,612
Nissan Motor Co., Ltd. (b)	10,400	99,041
Nordstrom, Inc.	4,737	256,461
Omnicom Group, Inc.	8,285	415,741
Pandora Media, Inc. (a)	6,615	65,290
Sotheby's	4,580	134,423
Staples, Inc.	20,615	262,635
Starbucks Corp.	2,994	135,568
Target Corp.	1,715	104,015
Tempur-Pedic International, Inc. (a)	4,575	130,342
Time Warner, Inc.	8,580	335,650
TripAdvisor, Inc. (a)	4,460	166,849
WPP PLC (b)	9,796	124,097
		5,393,527

Consumer Staples — 7.1%
Anheuser-Busch InBev NV (b)	3,126	246,814
Asahi Group Holdings, Ltd. (b)	5,404	121,879
Bunge Ltd. (b)	4,230	278,207
CVS Caremark Corp.	5,155	233,264
Diageo PLC (b)	8,847	236,772
Diageo PLC - ADR (b)	1,802	192,634
Green Mountain Coffee Roasters, Inc. (a)	7,875	143,797
Imperial Tobacco Group PLC (b)	5,406	210,114
Kao Corp. (b)	6,060	164,522
Nestle SA (b)	4,195	258,025
Rite Aid Corp. (a)	148,832	172,645
Tesco PLC (b)	32,231	160,746
Unilever NV (b)	6,548	227,642
		2,647,061

Energy — 6.3%
BP PLC (b)	17,436	116,195
Canadian Natural Resources, Ltd. (b)	4,479	122,053
Canadian Oil Sands Ltd. (b)	6,720	135,184

See Notes to Schedules of Portfolio Investments

NestEgg Target Date Funds	Schedule of Portfolio Investments
NestEgg 2040 Fund	July 31, 2012 (Unaudited)

Security Description	Shares	Value ($)
Common Stocks — 78.1% (continued)
Energy — 6.3% (continued)
CNOOC, Ltd. - ADR (b)	587	117,576
ENI SpA (b)	4,765	98,731
Halliburton Co.	9,115	301,980
Lukoil OAO - ADR (a) (b)	2,140	120,268
Occidental Petroleum Corp.	4,093	356,214
Patterson-UTI Energy, Inc.	8,645	133,825
Petroleo Brasileiro SA - ADR (b)	3,595	70,570
Royal Dutch Shell PLC, Class A (b)	7,101	241,925
Sasol, Ltd. - ADR (b)	2,700	112,023
Suncor Energy, Inc. (b)	6,250	191,080
Total SA (b)	4,444	205,621
		2,323,245

Financials — 10.7%
Affiliated Managers Group, Inc. (a)	2,169	242,039
Allianz SE (b)	1,089	108,653
American Capital, Ltd. (a)	29,313	291,957
American International Group, Inc. (a)	5,280	165,106
Assured Guaranty, Ltd. (b)	16,435	196,891
AXA SA (b)	6,389	78,218
Barclays PLC (b)	43,847	115,492
CBRE Group, Inc., Class A (a)	9,410	146,608
China Life Insurance Co., Ltd. - ADR (b)	2,690	110,909
Citigroup, Inc.	5,910	160,338
Credit Suisse Group AG (b)	4,819	82,233
DBS Group Holdings, Ltd. (b)	9,990	118,332
Goldman Sachs Group, Inc. (The)	1,850	186,665
Hartford Financial Services Group, Inc.	7,068	116,269
HSBC Holdings PLC (b)	20,659	172,930
ICICI Bank, Ltd. - ADR (b)	4,759	164,757
ING Groep NV (a) (b)	11,590	76,735
JPMorgan Chase & Co.	4,850	174,600
Manulife Financial Corp. (b)	6,300	67,658
MetLife, Inc.	3,700	113,849
Mitsubishi UFJ Financial Group, Inc. (b)	20,797	101,423
Mitsui Fudosan Co., Ltd. (b)	6,202	121,142
Radian Group, Inc.	63,485	177,758
Sony Financial Holdings, Inc. (b)	6,600	106,445
Toronto-Dominion Bank (The) (b)	3,071	241,675
Wells Fargo & Co.	5,745	194,238
Westpac Banking Corp. (b)	5,299	129,194
		3,962,114

Health Care — 8.8%
Amarin Corp. PLC - ADR (a) (b)	7,245	84,839
Astellas Pharma, Inc. (b)	3,800	181,427
Bruker Corp. (a)	11,175	132,088
Cardinal Health, Inc.	7,826	337,222
Celgene Corp. (a)	2,716	185,937
Covidien PLC (b)	7,085	395,910
Fresenius Medical Care AG & Co. KGaA (b)	1,877	136,374

See Notes to Schedules of Portfolio Investments

NestEgg Target Date Funds	Schedule of Portfolio Investments
NestEgg 2040 Fund	July 31, 2012 (Unaudited)

Security Description	Shares	Value ($)
Common Stocks — 78.1% (continued)
Health Care — 8.8% (continued)
Gilead Sciences, Inc. (a)	4,010	217,863
GlaxoSmithKline PLC (b)	4,380	100,844
Halozyme Therapeutics, Inc. (a)	10,855	97,912
ImmunoCellular Therapeutics, Ltd. (a)	11,570	36,446
ImmunoGen, Inc. (a)	2,690	43,417
McKesson Corp.	1,404	127,385
Novartis AG (b)	3,517	206,416
Sanofi (b)	3,328	272,181
Smith & Nephew PLC (b)	24,475	250,767
Teva Pharmaceutical Industries, Ltd. - ADR (b)	3,330	136,164
Thermo Fisher Scientific, Inc.	5,915	329,288
		3,272,480

Industrials — 6.9%
ABB, Ltd. (a) (b)	11,668	204,127
Atlas Copco AB, Class B (b)	4,253	85,365
Brambles, Ltd. (b)	20,296	132,879
Canadian Pacific Railway Ltd. (b)	2,030	164,734
Caterpillar, Inc.	2,820	237,472
Cummins, Inc.	2,350	225,365
Experian PLC (b)	10,554	157,031
General Dynamics Corp.	5,868	372,266
Hertz Global Holdings, Inc. (a)	16,850	189,731
Joy Global, Inc.	5,235	271,906
Komatsu, Ltd. (b)	3,200	72,008
Mitsui & Co., Ltd. (b)	6,400	95,601
Siemens AG (b)	2,560	217,654
United Rentals, Inc. (a)	4,815	139,202
		2,565,341

Information Technology — 12.5%
Adobe Systems, Inc. (a)	5,855	180,803
Anixter International, Inc.	3,390	192,925
Apple, Inc. (a)	587	358,516
Bankrate, Inc. (a)	7,355	117,312
Canon, Inc. (b)	3,558	120,687
Cisco Systems, Inc.	13,700	218,515
Corning, Inc.	13,835	157,857
eBay, Inc. (a)	5,331	236,163
EMC Corp. (a)	20,411	534,972
Facebook, Inc., Class A (a)	2,360	51,236
Google, Inc., Class A (a)	331	209,513
Infosys, Ltd. - ADR (b)	2,755	109,043
Keyence Corp. (b)	528	132,532
Kyocera Corp. (b)	1,847	147,760
LG Display Co., Ltd. - ADR (a) (b)	10,680	114,169
Microsoft Corp.	12,968	382,167
MKS Instruments, Inc.	7,724	203,914
Power-One, Inc. (a)	44,876	224,380
SAP AG (b)	3,517	224,416
Skyworks Solutions, Inc. (a)	4,345	125,701

See Notes to Schedules of Portfolio Investments

NestEgg Target Date Funds	Schedule of Portfolio Investments
NestEgg 2040 Fund	July 31, 2012 (Unaudited)

Security Description	Shares	Value ($)
Common Stocks — 78.1% (continued)
Information Technology — 12.5% (continued)
SunPower Corp. (a)	20,065	78,655
Taiwan Semiconductor Manufacturing Co., Ltd. - ADR (b)	9,090	126,987
Telefonaktiebolaget LM Ericsson, Class B (b)	17,838	166,297
Web.com Group, Inc. (a)	12,760	197,780
		4,612,300

Materials — 6.5%
Allegheny Technologies, Inc.	4,653	139,730
ArcelorMittal - ADR (b)	7,430	118,137
Barrick Gold Corp. (b)	3,472	114,285
BASF SE (b)	3,635	266,026
BHP Billiton, Ltd. (b)	8,240	276,494
Coeur d'Alene Mines Corp. (a)	7,620	124,282
CRH PLC (b)	7,449	135,475
Freeport-McMoRan Copper & Gold, Inc.	9,260	311,784
Kronos Worldwide, Inc.	5,720	96,782
Molycorp, Inc. (a)	5,627	98,022
Newmont Mining Corp.	2,910	129,408
Rio Tinto PLC (b)	3,826	176,747
Shin-Etsu Chemical Co., Ltd. (b)	2,215	112,841
Syngenta AG (b)	299	102,198
Tronox Ltd., Class A (b)	3,650	84,571
Vale SA - ADR (b)	5,957	107,524
		2,394,306

Telecommunication Services — 3.2%
China Unicom Hong Kong, Ltd. - ADR (b)	8,260	120,678
Chunghwa Telecom Co., Ltd. - ADR (b)	4,240	125,801
Iridium Communications, Inc. (a)	20,475	185,503
KDDI Corp. (b)	21	145,421
Koninklijke KPN NV (b)	10,700	87,826
NII Holdings, Inc. (a)	12,653	85,408
SK Telecom Co., Ltd. - ADR (b)	6,541	90,724
VimpelCom, Ltd. - ADR (b)	14,000	117,460
Vodafone Group PLC (b)	78,485	224,693
		1,183,514

Utilities — 1.5%
AES Corp. (The) (a)	13,738	165,680
CLP Holdings, Ltd. (b)	13,662	118,039
Huaneng Power International, Inc. - ADR (b)	6,255	178,705
Korea Electric Power Corp. - ADR (a) (b)	8,990	99,340
		561,764
Total Common Stocks (Cost $28,683,371)		28,915,652

Principal ($)
U.S. Treasury Obligations — 16.5%
U.S. Treasury Bonds — 1.9%
8.00%, 11/15/21	319,000	505,491

See Notes to Schedules of Portfolio Investments

NestEgg Target Date Funds	Schedule of Portfolio Investments
NestEgg 2040 Fund	July 31, 2012 (Unaudited)

	Principal ($)	Value ($)
U.S. Treasury Obligations — 16.5% (continued)
U.S. Treasury Bonds — 1.9% (continued)
6.50%, 11/15/26	137,000	214,769
		720,260

U.S. Treasury Notes — 14.6%
1.38%, 5/15/13	742,000	749,043
3.13%, 8/31/13	672,000	693,367
2.25%, 5/31/14	985,000	1,021,592
2.13%, 2/29/16	947,000	1,006,114
2.75%, 11/30/16	733,000	803,437
3.50%, 2/15/18	405,000	466,319
3.13%, 5/15/19	377,000	431,842
3.13%, 5/15/21	206,000	237,335
		5,409,049
Total U.S. Treasury Obligations (Cost $6,059,256)		6,129,309

Security Description	Shares
Short-Term Investments — 5.1%
Money Market Funds — 5.1%
Dreyfus Cash Management, Institutional Shares, 0.09% (c)	653,507	653,507
Dreyfus Treasury & Agency Cash Management, Institutional Shares, 0.01% (c)	106,328	106,328
Federated Government Obligations Fund, Institutional Shares, 0.01% (c)	1,112,954	1,112,954
Total Short-Term Investments (Cost $1,872,789)		1,872,789

Total Investments (Cost $36,615,416(d)) — 99.7%		$36,917,750

Other assets in excess of liabilities — 0.3%		110,997

NET ASSETS — 100.0%		$37,028,747

(a) Non-income producing security.

(b) Foreign security incorporated outside the United States.

(c) Represents the 7 day yield at 7/31/12.

(d) See Notes to Schedules of Portfolio Investments for tax unrealized appreciation (depreciation) of securities.

Summary of Abbreviations
ADR — American Depositary Receipt

See Notes to Schedules of Portfolio Investments

NestEgg Target Date Funds	Schedule of Portfolio Investments
NestEgg 2040 Fund	July 31, 2012 (Unaudited)

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Schedules of Portfolio Investments.

Valuation Inputs at Reporting Date:
Investments at Value	Level 1	Level 2	Level 3	Total
Common Stocks	$28,915,652	$-	$-	$28,915,652
U.S. Treasury Obligations	-	6,129,309	-	6,129,309
Short-Term Investments	1,872,789	-	-	1,872,789
Total Investments	$30,788,441	$6,129,309	$-	$36,917,750

See Notes to Schedules of Portfolio Investments

NestEgg Target Date Funds	Schedule of Portfolio Investments
NestEgg 2050 Fund	July 31, 2012 (Unaudited)

Security Description	Shares	Value ($)
Investment Companies — 93.2%
iShares MSCI EAFE Index Fund	56,610	2,830,500
iShares S&P 500 Index Fund	37,494	5,194,794
Total Investment Companies (Cost $7,758,241)		8,025,294

	Principal ($)
U.S. Treasury Obligations — 2.9%
U.S. Treasury Bonds — 0.3%
8.00%, 11/15/21	13,000	20,600
6.50%, 11/15/26	6,000	9,406
		30,006

U.S. Treasury Notes — 2.6%
1.38%, 5/15/13	30,000	30,285
3.13%, 8/31/13	28,000	28,890
2.25%, 5/31/14	40,000	41,486
2.13%, 2/29/16	39,000	41,434
2.75%, 11/30/16	30,000	32,883
3.50%, 2/15/18	17,000	19,574
3.13%, 5/15/19	15,000	17,182
3.13%, 5/15/21	8,000	9,217
		220,951
Total U.S. Treasury Obligations (Cost $248,860)		250,957

	Shares
Short-Term Investment — 4.1%
Money Market Fund — 4.1%
Federated Government Obligations Fund, Institutional Shares, 0.01% (a)	349,914	349,914
Total Short-Term Investments (Cost $349,914)		349,914

Total Investments (Cost $8,357,015(b)) — 100.2%		$8,626,165

Liabilities in excess of other assets — (0.2)%		(19,613)

NET ASSETS — 100.0%		$8,606,552

(a) Represents the 7 day yield at 7/31/12.

(b) See Notes to Schedules of Portfolio Investments for tax unrealized appreciation (depreciation) of securities.

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Schedules of Portfolio Investments.

Valuation Inputs at Reporting Date:
Investments at Value	Level 1	Level 2	Level 3	Total
Investment Companies	$8,025,294	$-	$-	$8,025,294
U.S. Treasury Obligations	-	250,957	-	250,957
Short-Term Investments	349,914	-	-	349,914
Total Investments	$8,375,208	$250,957	$-	$8,626,165

See Notes to Schedules of Portfolio Investments

American Independence Funds Trust
Notes to Schedules of Portfolio of Investments (Unaudited)	July 31, 2012

1. Organization:

The American Independence Funds Trust (the "Trust") was established as a Delaware business trust on October 7, 2004 as Adventus Funds Trust and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. The Trust was subsequently renamed on June 10, 2005 as Arrivato Funds Trust. Effective March 2, 2006, the name of the Trust was changed to American Independence Funds Trust in connection with the Trust's reorganization and merger with the former American Independence Funds Trust.

The Trust currently offers seventeen (17) series, or mutual funds, each with its own investment objectives and strategies. This report contains the schedules of portfolio investments of each of the sixteen active series (individually, a "Fund"; collectively, the "Funds").

2. Significant Accounting Policies:

The following is a summary of significant accounting policies followed by the Trust in the preparation of its schedules of portfolio investments. The policies are in conformity with accounting principles generally accepted in the United States of America ("U.S. GAAP"). The preparation of schedules of portfolio investments requires management to make estimates and assumptions that affect the amounts reported for the date of the schedules of portfolio investments. Actual results could differ from those estimates.

Investment Valuation

Portfolio securities listed or traded on domestic securities exchanges or the Nasdaq are valued at the market value as of the close of regular trading on the New York Stock Exchange (“NYSE”), usually 4:00 p.m. Eastern Time (“Valuation Time”). If there have been no sales for that day on any exchange or system for a security, the security is valued at the mean between the closing bid and asked quotes on the exchange or system where the security is principally traded or at the Nasdaq official closing price, if applicable. Debt securities held by a Fund generally are valued at the mean of the latest bid and asked price as furnished by an independent pricing service. Debt securities generally trade in the over-the-counter market rather than on a securities exchange. The Funds’ pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Short-term debt investments having maturities of 60 days or less are valued at amortized cost, which approximates fair value. Investments in investment companies are valued at their net asset values as reported by such companies. The differences between cost and fair values of such investments are reflected as unrealized appreciation or depreciation.

Most securities listed on a foreign exchange are valued either at the last sale price at the close of the exchange on which the security is principally traded or at fair value (see description below). Foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. Dollars at the exchange rate of said currencies against the U.S. Dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

Securities for which market quotations are not readily available are valued at fair value by American Independence Financial Services, LLC (“AIFS” or the “Adviser”) or the Sub-Adviser in accordance with guidelines approved by the Trust’s Board of Trustees. For securities traded principally on foreign exchanges, the Funds may use fair value pricing if an event occurs after the close of trading of the principal foreign exchange on which a security is traded, but before calculation of a Fund’s NAV, which a Fund believes affects the value of the security since its last market quotation.  Such events may involve situations relating to a single issuer (such as news related to the issuer announces after the close of the principal foreign exchange), or situations relating to sectors of the market or the markets in general (such as significant fluctuations in the U.S. or foreign markets or significant changes in exchange rates, natural disasters, armed conflicts, or governmental actions). In determining whether a significant event has occurred with respect to securities traded principally in foreign markets, the Funds may engage a third party fair value service provider to systematically recommend the adjustment of closing market prices of non-U.S. securities based upon changes in a designated U.S. securities market index occurring from the time of the close of the relevant foreign market and the close of the NYSE.

FASB ASC 820, “Fair Value Measurements” establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements.

Various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in the three broad levels listed below:

• Level 1 – quoted prices in active markets for identical securities

• Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The aggregate value by input level, as of July 31, 2012, for each Fund’s investments, as well as a reconciliation of assets for which significant unobservable inputs (Level 3) were used in determining value, is included in each Fund’s schedule of portfolio investments, which also includes a breakdown of the Fund’s investments by geographic or industry concentration.

With respect to the Funds, there were no transfers into and out of any level during the current quarter presented. It is the Funds’ policy to recognize transfers into and out of all levels at the end of the reporting period.

The valuation of a Level 3 security will be dealt with on a case by case basis and will depend upon the circumstances surrounding that security. In determining a fair value, the Funds’ valuation committee will assess a value that they might reasonably expect to receive for a security upon its current sale. Methods for valuing securities may include, but are not limited to, multiple earnings; discount from market of a similar freely traded security; yield to maturity; prior market values of the security; and ratings. To determine the appropriate valuation method, the following general factors are considered: the fundamental analytical data relating to the investment; the nature and duration of restrictions on disposition of the securities; the evaluation of the forces which influence the market in which the securities are purchased and sold; and any other relevant factors.

Securities Purchased on a When-issued Basis

Each Fund may purchase securities on a “when-issued” basis. When-issued securities are securities purchased for delivery beyond the normal settlement date at a stated price and/or yield, thereby involving the risk that the price and/or yield obtained may be more or less than those available in the market when delivery takes place. At the time a Fund makes the commitment to purchase a security on a when-issued basis, the Fund records the transaction and reflects the value of the security in determining net asset value. Normally, the settlement date occurs within one month of the purchase. No payment is made by the Fund and no interest accrues to the Fund during the period between purchase and settlement. The Fund establishes a segregated account in which it maintains cash and marketable securities at least equal in value to commitments for when-issued securities.

Securities Sold Short

As a portfolio management strategy, the Fusion Fund and Absolute Return Bull Bear Bond Fund may engage in short sales of securities, which result in obligations of the Funds to make a future delivery of a specific security. These obligations are subject to the risk that the security’s market price at the delivery date will exceed the amount of proceeds initially received and that the Funds may be required to purchase the security at prevailing market prices (or deliver the security if owned by the Funds) and thus realize a loss on the transaction. Obligations under short sales are reported as liabilities and are adjusted to the current fair value of the securities to be delivered. Securities sold short are collateralized by cash held with the broker.

Financial Futures Contracts

The Funds, except for the Small Cap Growth Fund, Large Cap Growth Fund, Kansas Tax-Exempt Bond Fund and Active Interest Rate Management Fund, may enter into financial futures contracts to hedge its interest rate and foreign currency risk. Hedging theoretically reduces market risk, and exposure exists to the extent there is a related imperfect correlation of the price of futures contracts with the underlying interest rate risk.

Investments in financial futures contracts require the Funds to “mark to market” open positions on a daily basis, in order to reflect the change in the market value of the contract at the close of each day’s trading. Accordingly, variation margin is paid or received to reflect daily unrealized gains or losses. When the contracts are closed, the Funds recognize a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the time it was closed. These investments require initial margin deposits which consist of cash or eligible securities. The details of each Fund’s open futures contracts at July 31, 2012 (where applicable) are contained at the end of that Fund’s Schedule of Portfolio Investments.

Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with changes in the value of the underlying securities.

Options Transactions

For hedging purposes, certain Funds (Stock Fund, Strategic Income Fund, Core Plus Fund, U.S. Inflation-Indexed Fund, Fusion Fund, and Absolute Return Bull Bear Bond Fund) may purchase put and call options and write covered put and call options on securities in which each Fund may invest directly and that are traded on registered domestic securities exchanges or that result from separate, privately negotiated transactions (i.e., over-the-counter (OTC) options). The writer of a call option, who receives a premium, has the obligation, upon exercise, to deliver the underlying security against payment of the exercise price during the option period. The writer of a put, who receives a premium, has the obligation to buy the underlying security, upon exercise, at the exercise price during the option period.

The Funds may write put and call options on securities only if they are covered, and such options must remain covered as long as the Fund is obligated as a writer. A call option is covered if a Fund owns the underlying security covered by the call or has an absolute and immediate right to acquire that security without additional cash consideration (or for additional cash consideration if the underlying security is held in a segregated account by its custodian) upon conversion or exchange of other securities held in its portfolio. A put option is covered if a Fund maintains liquid assets with a value equal to the exercise price in a segregated account with its custodian.

The risk associated with purchasing an option is limited to the premium paid, whether or not the option is exercised. In addition, each Fund bears the risk of a change in the market value of the underlying securities should the counterparty to the option contract fail to perform.

Purchased put and call options are accounted for in the same manner as portfolio securities. Investments in option contracts require the Fund to “mark to market” option contracts on a daily basis, in order to reflect the change in the market value of the contracts at the close of each day’s trading. The cost of securities acquired through the exercise of call options is increased by the premiums paid. The proceeds from securities sold through the exercise of purchased put options are decreased by the premiums paid.

When a Fund writes an option, the premium received by such Fund is recorded as a liability and is subsequently adjusted to the current market value of the option written. Premiums received from writing options which expire unexercised are recorded by the Fund on the expiration date as realized gains from options transactions. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, also is treated as a realized gain, or if the premium is less than the amount paid for the closing purchase transaction, as a realized loss.

If a written call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether the Fund has a realized gain or loss. If a written put option is exercised, the premium reduces the cost basis of the security or currency purchased by the Fund. In writing an option, the Fund bears the market risk of an unfavorable change in the price of the security or currency underlying the written option. Exercise of an option written by the Fund could result in the Fund’s selling or buying a security or currency at a price different from the current market value. The details of each Fund’s open options contracts at July 31, 2012 (where applicable) are contained in that Fund’s Schedule of Portfolio Investments.

Investments in Derivatives

The Funds, except for the Small Cap Growth Fund, Large Cap Growth Fund, Kansas Tax-Exempt Bond Fund and Active Interest Rate Management Fund, may make investments in derivative instruments, including, but not limited to, options, futures, swaps and other derivatives relating to foreign currency transactions. A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors. Derivative instruments may be privately negotiated contracts (often referred to as over the counter (“OTC”) derivatives) or they may be listed and traded on an exchange. Derivative contracts may involve future commitments to purchase or sell financial instruments or commodities at specified terms on a specified date, or to exchange interest payment streams or currencies based on a notional or contractual amount. Derivative instruments may involve a high degree of financial risk. The use of derivatives also involves the risk of loss if the investment adviser is incorrect in its expectation of the timing or level of fluctuations in securities prices, interest rates or currency prices. Investments in derivative instruments also include the risk of default by the counterparty, the risk that the investment may not be liquid and the risk that a small movement in the price of the underlying security or benchmark may result in a disproportionately large movement, unfavorable or favorable, in the price of the derivative instrument.

Investment Transactions

During the period, security transactions are accounted for no later than one business day following the trade date. For financial reporting purposes, however, security transactions are accounted for on trade date on the last business day of the reporting period.

3. Concentration of Credit Risk:

The Kansas Tax-Exempt Bond Fund invests primarily in debt obligations issued by the State of Kansas and its respective political subdivisions, agencies and public authorities. The Fund is more susceptible to economic and political factors adversely affecting issuers of Kansas specific municipal securities than are municipal bond funds that are not concentrated in these issuers to the same extent.

4. Federal Income Tax Information:

At July 31, 2012, the cost, gross unrealized appreciation and gross unrealized depreciation on securities, for federal income tax purposes, were as follows:

Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation) on Foreign Currency Translations	Proceeds from Securities Sold Short	Net Unrealized Appreciation (Depreciation) on Investments and Foreign Currency Translations
Stock Fund	$137,225,268	$18,269,408	$(4,962,285)	$—	$—	$13,307,123
International Alpha Strategies Fund	53,802,669	4,360,150	(2,623,955)	2,763	—	1,738,958
Small Cap Growth Fund	5,223,432	476,363	(783,509)	—	—	(307,146)
Large Cap Growth Fund	6,008,799	602,720	(887,704)	—	—	(284,984)
Kansas Tax-Exempt Bond Fund	287,529,289	20,199,141	(540,355)	—	—	19,658,786
Strategic Income Fund	71,541,222	759,612	(1,072,327)	—	—	(312,715)
Core Plus Fund	67,846,347	3,214,119	(72,370)	—	—	3,141,749
U.S. Inflation-Indexed Fund	364,421,805	15,669,614	(138,347)	—	—	15,531,267
Active Interest Rate Management Fund	6,535,451	—	(25,477)	—	—	(25,477)
Fusion Fund	1,056,222	81,351	(70,957)	—	(160,849)	10,394
Absolute Return Bull Bear Bond Fund	25,130,748	—	(476,720)	—	—	(476,720)
NestEgg Fund	16,769,570	479,167	(273,708)	(95)	—	205,364
NestEgg 2020 Fund	39,755,925	1,777,698	(1,367,648)	(783)	—	409,267
NestEgg 2030 Fund	33,690,301	1,936,167	(1,698,867)	(456)	—	236,844
NestEgg 2040 Fund	36,831,203	2,768,621	(2,682,074)	(690)	—	85,857
NestEgg 2050 Fund	8,358,007	525,763	(257,605)	—	—	268,158

The difference between cost amounts for financial reporting and Federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

5. Subsequent Events:

Subsequent events occurring after the date of this report have been evaluated for potential impact to this report through the date the Schedules of Portfolio Investments and Notes to Schedules of Portfolio Investments were issued. On June 22, 2012, at the recommendation of American Independence Financial Services, LLC, the investment adviser to the Trust, the Trust’s Board of Trustees (the “Board”) approved the closing and subsequent liquidation of the Active Interest Rate Management Fund (the “Fund”). Accordingly, the Fund has ceased operations, liquidated its assets, and distributed the liquidation proceeds to shareholders of record on August 31, 2012 (the “Liquidation Date”). On June 22, 2012, the Board of Trustees of the Trust also approved a proposal to liquidate  the NestEgg Fund, NestEgg 2020 Fund, NestEgg 2030 Fund, NestEgg 2040 Fund and NestEgg 2050 Fund (each a “Fund” and together the “NestEgg Funds”). Accordingly, the NestEgg Funds are expected to cease operations, liquidate assets in each Fund, and distribute the liquidation proceeds to shareholders of record on or about September 28, 2012 (the “Liquidation Date”).

At a Special Board meeting held on September 6, 2012, the Board of Trustees approved a change in the Absolute Return Bull Bear Bond Fund’s investment objective from “to maximize investors’ total return through capital appreciation and current income as is consistent with liquidity and safety of principal: to “long term capital appreciation.” This change requires approval by shareholders. A proxy will be mailed to shareholders on or around September 24, 2012. If shareholders approve the change in investment objective, the Fund’s name will be changed to the “American Independence Dynamic Conservative Plus Fund” to better describe the Fund’s new focus.

Item 2. Controls and Procedures.

(a)           The Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) were effective as of a date within 90 days prior to the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures as of the Evaluation Date.

(b)           There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)            Certification of principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is attached hereto as Exhibit 99CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  American Independence Funds Trust

By (Signature and Title)

/s/ Eric M. Rubin
Eric M. Rubin
President

Date: September 26, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Eric M. Rubin
Eric M. Rubin
President

Date: September 26, 2012

By (Signature and Title)

/s/ John J. Pileggi
John J. Pileggi
Treasurer

Date: September 26, 2012